JPMorgan Core Bond Trust
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 36.5%
U.S. Treasury Bonds
6.13%, 11/15/2027	200	206
4.38%, 2/15/2038	160	158
3.50%, 2/15/2039	220	197
4.25%, 5/15/2039	30	29
4.50%, 8/15/2039	30	29
1.13%, 5/15/2040	1,175	738
4.38%, 5/15/2040	60	58
3.88%, 8/15/2040	45	41
4.25%, 11/15/2040	90	85
2.25%, 5/15/2041	14,975	10,861
4.38%, 5/15/2041	30	29
2.00%, 11/15/2041	515	355
3.00%, 5/15/2042	200	158
2.75%, 11/15/2042	12,650	9,560
4.00%, 11/15/2042	14,400	12,946
3.13%, 2/15/2043	455	362
3.88%, 2/15/2043	695	613
2.88%, 5/15/2043	15,720	11,995
3.63%, 8/15/2043	73,415	62,237
3.75%, 11/15/2043	24,928	21,445
3.63%, 2/15/2044	120	101
3.38%, 5/15/2044	29,995	24,324
4.13%, 8/15/2044	4,465	4,017
3.00%, 11/15/2044	8,200	6,232
3.00%, 5/15/2045	365	276
3.00%, 11/15/2045	630	473
3.00%, 2/15/2047	548	405
3.00%, 2/15/2048	20	15
3.13%, 5/15/2048	3,764	2,808
3.00%, 8/15/2048	3,160	2,298
2.25%, 8/15/2049	14,665	9,042
2.38%, 11/15/2049	37,120	23,438
1.25%, 5/15/2050	790	372
1.38%, 8/15/2050	38,289	18,569
1.63%, 11/15/2050	26,925	13,926
1.88%, 2/15/2051	18,386	10,114
2.38%, 5/15/2051	15,863	9,827
2.00%, 8/15/2051	1,015	572
2.25%, 2/15/2052	3,750	2,236
2.88%, 5/15/2052	24,390	16,724
3.00%, 8/15/2052	620	436
4.00%, 11/15/2052	220	187
4.13%, 8/15/2053	150	130
4.25%, 2/15/2054	335	297
4.25%, 8/15/2054	305	270
4.50%, 11/15/2054	1,505	1,390
4.75%, 5/15/2055	870	837

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.75%, 2/15/2056	20,489	19,746
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	473	476
3.63%, 4/15/2028	1,631	1,698
2.50%, 1/15/2029	461	474
U.S. Treasury Notes
0.38%, 9/30/2027	1	1
0.75%, 1/31/2028	4,500	4,267
3.50%, 1/31/2028	25,879	25,673
3.50%, 4/30/2028	50,370	49,902
2.88%, 5/15/2028	105	102
1.25%, 6/30/2028	13,470	12,733
1.00%, 7/31/2028	4,750	4,455
4.13%, 7/31/2028	38,000	38,082
1.13%, 8/31/2028	62,228	58,382
1.25%, 9/30/2028	1,595	1,497
1.75%, 1/31/2029	3,850	3,628
1.88%, 2/28/2029	18,000	16,992
2.38%, 3/31/2029	1,515	1,448
3.88%, 4/15/2029	25,838	25,715
2.88%, 4/30/2029	25,060	24,253
2.75%, 5/31/2029	1,245	1,200
3.25%, 6/30/2029	37,270	36,401
3.50%, 1/31/2030	735	720
4.25%, 1/31/2030	39,680	39,885
3.75%, 5/31/2030	870	859
3.88%, 6/30/2030	32,145	31,860
3.88%, 7/31/2030	5,000	4,954
4.13%, 8/31/2030	57,274	57,267
3.63%, 10/31/2030	49,972	48,969
4.88%, 10/31/2030	17,985	18,520
3.88%, 3/31/2031	11,087	10,960
4.13%, 3/31/2031	21,319	21,300
1.25%, 8/15/2031	1,040	899
1.88%, 2/15/2032	53,070	46,830
4.13%, 2/29/2032	37,975	37,822
2.88%, 5/15/2032	15,725	14,618
4.00%, 7/31/2032	41,540	41,016
2.75%, 8/15/2032	3,490	3,208
3.88%, 12/31/2032	6,918	6,765
3.50%, 2/15/2033	58,615	55,993
3.88%, 8/15/2033	590	575
4.50%, 11/15/2033	41,008	41,492
4.00%, 2/15/2034	46,466	45,466
3.88%, 8/15/2034	193,002	186,624
4.25%, 11/15/2034	79,550	78,857
4.63%, 2/15/2035	57,853	58,845

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury STRIPS Bonds
3.71%, 5/15/2028 (a)	200	185
4.72%, 8/15/2030 (a)	6,780	5,699
4.68%, 11/15/2030 (a)	6,865	5,710
4.22%, 2/15/2031 (a)	37,800	31,100
4.90%, 8/15/2031 (a)	29,215	23,500
4.36%, 11/15/2031 (a)	18,930	15,056
4.14%, 2/15/2032 (a)	815	641
4.11%, 5/15/2032 (a)	250	194
4.27%, 2/15/2033 (a)	60	45
4.33%, 8/15/2033 (a)	200	147
4.30%, 11/15/2033 (a)	505	366
4.40%, 2/15/2034 (a)	125	89
4.37%, 5/15/2034 (a)	230	162
4.29%, 11/15/2034 (a)	4,550	3,132
4.31%, 2/15/2035 (a)	6,410	4,357
4.51%, 5/15/2035 (a)	1,225	822
4.33%, 8/15/2035 (a)	16,462	10,908
4.44%, 2/15/2036 (a)	23,412	15,106
4.29%, 5/15/2036 (a)	9,364	5,960
4.52%, 8/15/2036 (a)	25,649	16,114
4.37%, 11/15/2036 (a)	25,806	15,988
4.50%, 2/15/2037 (a)	18,347	11,208
4.43%, 5/15/2037 (a)	9,036	5,447
4.54%, 8/15/2037 (a)	17,755	10,546
4.55%, 11/15/2037 (a)	36,537	21,389
4.66%, 2/15/2038 (a)	5,447	3,143
4.81%, 8/15/2040 (a)	37,046	18,379
5.25%, 11/15/2040 (a)	5,430	2,655
5.36%, 2/15/2041 (a)	3,487	1,677
2.70%, 11/15/2041 (a)	500	230
5.00%, 2/15/2042 (a)	2,232	1,011
5.29%, 5/15/2046 (a)	3,560	1,260
5.01%, 11/15/2049 (a)	9,840	2,919
Total U.S. Treasury Obligations (Cost $1,753,360)		1,697,992
Corporate Bonds — 23.6%
Aerospace & Defense — 0.5%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	119
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	890
3.00%, 9/15/2050 (b)	502	332
Boeing Co. (The)
5.04%, 5/1/2027	960	965
3.25%, 3/1/2028	840	823
6.30%, 5/1/2029	1,095	1,146
5.15%, 5/1/2030	1,540	1,564
6.39%, 5/1/2031	2,120	2,262

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
6.53%, 5/1/2034	1,177	1,285
5.71%, 5/1/2040	745	759
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (b)	3,495	3,457
L3Harris Technologies, Inc.
3.85%, 12/15/2026	55	55
5.25%, 6/1/2031	1,130	1,155
5.40%, 7/31/2033	1,102	1,131
4.85%, 4/27/2035	10	10
Leidos, Inc.
4.38%, 5/15/2030	2,030	1,997
2.30%, 2/15/2031	465	415
5.75%, 3/15/2033	630	652
5.00%, 3/15/2036	1,460	1,415
Lockheed Martin Corp.
4.50%, 5/15/2036	10	10
2.80%, 6/15/2050	35	22
Northrop Grumman Corp. 3.25%, 1/15/2028	15	15
RTX Corp.
5.15%, 2/27/2033	934	953
4.50%, 6/1/2042	2,799	2,502
4.15%, 5/15/2045	558	460
3.75%, 11/1/2046	140	107
4.35%, 4/15/2047	199	166
5.38%, 2/27/2053	65	62
		24,729
Air Freight & Logistics — 0.0% ^
FedEx Corp. 4.05%, 2/15/2048	140	105
Automobiles — 0.1%
Hyundai Capital America
1.50%, 6/15/2026 (b)	775	774
3.00%, 2/10/2027 (b)	355	352
2.38%, 10/15/2027 (b)	530	515
1.80%, 1/10/2028 (b)	805	770
		2,411
Banks — 7.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	900	905
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	759
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	2,700	2,742
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	6,490	6,589
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	1,500	1,556
Banco Bilbao Vizcaya Argentaria SA (Spain)
4.97%, 5/8/2031	1,400	1,400
5.13%, 3/3/2036	2,800	2,724
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	1,114

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	198
5.59%, 8/8/2028	2,600	2,657
6.61%, 11/7/2028	1,400	1,466
4.55%, 11/6/2030	1,800	1,772
5.13%, 11/6/2035	1,400	1,374
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	70	69
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	210	200
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	3,410	3,154
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	998
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	393
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	3,040	3,187
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	2,710	2,776
(SOFR + 1.13%), 5.05%, 2/6/2037 (c)	3,600	3,549
(3-MONTH CME TERM SOFR + 2.08%), 4.24%, 4/24/2038 (c)	300	275
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	7,185	5,212
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	749
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	895	914
Bank of Montreal (Canada)
Series J, (SOFR + 0.97%), 4.44%, 1/14/2032 (c)	2,400	2,363
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c) (d)	13	13
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	910	925
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.89%), 4.93%, 2/14/2029 (c)	155	156
4.85%, 2/1/2030	472	476
(SOFR + 0.97%), 4.90%, 6/5/2032 (c) (e)	3,640	3,644
(SOFR + 1.05%), 4.81%, 2/2/2034 (c)	2,375	2,344
Banque Federative du Credit Mutuel SA (France)
5.79%, 7/13/2028 (b)	2,405	2,462
5.54%, 1/22/2030 (b)	5,178	5,311
4.54%, 1/15/2031 (b)	4,335	4,274
5.11%, 1/15/2036 (b)	995	977
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	2,840	2,856
(SOFR + 1.14%), 4.52%, 2/24/2032 (c)	875	857
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	524
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	412	435
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	895	913
(SOFR + 1.51%), 5.21%, 2/24/2037 (c)	1,610	1,567
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (Mexico) 5.40%, 6/3/2031 (b)	2,856	2,860
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	2,015	2,041
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	1,222	1,247
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	470	477
(SOFR + 1.68%), 5.09%, 5/9/2031 (b) (c)	3,895	3,927

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	2,285	2,363
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	765	691
BPCE SA (France)
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	1,600	1,647
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (c)	3,605	3,653
(SOFR + 1.27%), 4.76%, 1/13/2032 (b) (c)	2,592	2,561
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	646
(SOFR + 1.22%), 5.18%, 6/2/2032 (b) (c)	1,600	1,603
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	3,648	3,745
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (c)	6,485	6,784
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	3,945	4,049
CaixaBank SA (Spain)
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (b) (c)	634	649
(SOFR + 1.21%), 4.82%, 4/22/2032 (b) (c)	1,040	1,034
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (c)	1,449	1,582
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (c)	4,960	5,178
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	7,892	7,982
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	630	643
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	2,800	2,800
(SOFR + 1.11%), 5.25%, 1/13/2031 (c)	150	153
Citigroup, Inc.
4.30%, 11/20/2026	1,230	1,231
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,628	1,615
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	1,938	1,930
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	2,000	2,013
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	652
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	6,140	6,248
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	4,240	4,272
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	240	174
4.75%, 5/18/2046	20	17
Cooperatieve Rabobank UA (Netherlands)
3.75%, 7/21/2026	945	944
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (b) (c)	2,545	2,563
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.71%, 1/21/2033 (b) (c)	1,700	1,764
Credit Agricole SA (France)
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (c)	914	924
(SOFR + 1.17%), 4.66%, 1/12/2032 (b) (c)	639	630
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (c)	2,440	2,515
(SOFR + 1.43%), 5.26%, 1/12/2037 (b) (c)	5,030	4,952
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	1,535	1,574
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	998	993
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	1,445	1,454
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (b) (c)	1,025	1,007
DNB Bank ASA (Norway)
(SOFR + 1.05%), 4.85%, 11/5/2030 (b) (c)	975	982

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.05%), 4.38%, 11/4/2031 (b) (c)	945	930
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	155	160
(SOFR + 0.95%), 4.57%, 4/29/2032 (c)	1,195	1,175
(SOFR + 1.24%), 5.14%, 1/29/2037 (c)	1,965	1,925
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,176
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	775
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	2,375	2,409
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	1,165	1,176
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	905	917
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,049
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	1,655	1,635
(SOFR + 1.21%), 4.68%, 3/10/2032 (c)	3,920	3,869
(SOFR + 1.43%), 5.13%, 11/6/2036 (c)	2,000	1,971
(SOFR + 1.55%), 5.28%, 3/10/2037 (c)	4,050	4,007
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	700	749
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	1,075	1,091
ING Groep NV (Netherlands)
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	361	363
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (c)	2,060	2,051
(SOFRINDX + 1.61%), 5.42%, 3/23/2037 (c)	1,360	1,363
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (b) (c)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (c)	4,679	4,600
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	1,890	2,025
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	1,621	1,636
(SOFR + 1.37%), 5.31%, 1/28/2037 (c)	1,045	1,030
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,140	1,147
4.38%, 3/22/2028	475	475
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (c)	2,240	2,263
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	940	936
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	800	812
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (c)	2,220	2,216
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.06%, 1/14/2037 (c)	2,395	2,361
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	2,725	2,781
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	681
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	2,130	2,128
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (c)	3,345	3,363
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	690	694
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	905	913
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	6,240	6,197

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	200	201
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	2,181	2,228
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	1,160	1,157
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	210	232
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	2,415	2,439
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	1,820	1,822
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	1,500	1,546
(SOFR + 2.14%), 6.34%, 5/31/2035 (c)	670	709
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	2,100	2,161
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	1,290	1,291
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	3,300	3,385
Skandinaviska Enskilda Banken AB (Sweden)
5.38%, 3/5/2029 (b)	1,860	1,899
4.50%, 9/3/2030 (b)	1,615	1,601
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	1,379	1,388
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	395
3.00%, 1/22/2030 (b)	235	220
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	2,519	2,566
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (c)	3,655	3,318
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	2,380	2,475
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	878	910
(SOFR + 1.73%), 5.44%, 10/3/2036 (b) (c)	5,500	5,420
(SOFR + 1.60%), 5.40%, 4/10/2037 (b) (c)	8,395	8,222
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	382	386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (c)	440	443
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (c)	805	789
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.36%, 7/12/2027	14	14
3.04%, 7/16/2029	1,315	1,254
5.71%, 1/13/2030	1,480	1,530
5.24%, 4/15/2030	1,500	1,528
(SOFR + 1.36%), 5.57%, 1/15/2047 (c)	2,820	2,773
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.80%, 3/5/2036 (b)	2,700	2,609
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	600	607
5.30%, 1/30/2032	1,410	1,444
4.46%, 6/8/2032	220	217
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	720	720
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	806	853
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	765	765
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	824	849

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	2,440	2,366
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	665
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	965	984
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	80	81
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	1,960	1,987
(SOFR + 0.87%), 4.48%, 1/26/2032 (c)	4,500	4,440
(SOFR + 1.60%), 4.84%, 2/1/2034 (c)	150	148
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	1,269	1,294
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	570	592
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	1,236	1,231
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	1,935	1,970
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	2,355	2,423
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	6,060	6,189
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	5,960	5,966
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	7,589	7,786
(SOFR + 1.10%), 4.96%, 1/23/2037 (c)	1,120	1,094
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	5	4
5.38%, 11/2/2043	30	28
4.75%, 12/7/2046	24	20
		340,482
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,604	2,535
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	675	561
Constellation Brands, Inc.
4.75%, 5/9/2032	300	298
5.25%, 11/15/2048	220	203
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (b)	930	930
5.70%, 3/26/2036 (b)	719	727
		5,254
Biotechnology — 0.5%
AbbVie, Inc.
4.50%, 5/14/2035	15	15
4.75%, 3/15/2036	1,485	1,455
4.05%, 11/21/2039	4,909	4,329
4.63%, 10/1/2042	480	433
4.40%, 11/6/2042	790	697
4.45%, 5/14/2046	1,460	1,256
4.25%, 11/21/2049	80	66
5.55%, 3/15/2056	1,190	1,167
Amgen, Inc.
5.25%, 3/2/2030	80	82
5.25%, 3/2/2033	85	87
4.85%, 2/19/2036	1,520	1,490

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
3.15%, 2/21/2040	928	723
5.60%, 3/2/2043	426	423
4.66%, 6/15/2051	1,854	1,573
4.20%, 2/22/2052	55	43
5.65%, 3/2/2053	3,157	3,069
Biogen, Inc.
5.75%, 5/15/2035	1,299	1,353
3.25%, 2/15/2051	3,060	2,001
6.45%, 5/15/2055	1,925	2,047
Gilead Sciences, Inc.
4.00%, 9/1/2036	9	8
2.60%, 10/1/2040	2,493	1,815
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,126
		25,258
Broadline Retail — 0.1%
Amazon.com, Inc.
4.88%, 3/13/2036	3,986	3,938
3.95%, 4/13/2052	110	85
5.80%, 3/13/2056	1,570	1,571
4.25%, 8/22/2057	30	24
2.70%, 6/3/2060	10	5
		5,623
Building Products — 0.0% ^
Masco Corp. 6.50%, 8/15/2032	620	664
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	667
		1,331
Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)
Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (c)	155	155
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,000	1,092
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	355
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	350	346
4.85%, 3/29/2029	411	413
4.70%, 9/20/2047	105	89
Charles Schwab Corp. (The) (SOFR + 2.01%), 6.14%, 8/24/2034 (c)	145	154
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	645	647
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	650	643
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,285
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	1,720	1,739
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	296	306
5.41%, 5/10/2029	1,005	1,031
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	410	430
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	665	668
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	2,060	2,079

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.30%), 4.95%, 8/4/2031 (c)	1,820	1,815
(SOFR + 3.04%), 3.55%, 9/18/2031 (c)	1,775	1,671
(SOFR + 1.10%), 4.47%, 12/10/2031 (c)	775	763
FMR LLC 6.45%, 11/15/2039 (b)	500	542
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	870	862
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,244
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	30	30
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	1,350	1,406
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	1,518	1,532
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,840	1,837
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	1,483	1,505
(SOFR + 0.96%), 4.52%, 1/21/2032 (c)	5,000	4,923
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	775
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	901
(SOFR + 1.03%), 4.97%, 6/3/2032 (c)	3,000	3,007
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,994
(SOFR + 1.34%), 5.09%, 4/20/2034 (c)	2,855	2,849
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	4,810	4,841
(SOFR + 1.38%), 5.54%, 1/28/2036 (c)	1,825	1,857
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	3,595	3,492
(SOFR + 1.19%), 5.07%, 1/21/2037 (c)	3,270	3,199
(SOFR + 1.31%), 5.43%, 6/3/2037 (c)	3,000	3,016
6.75%, 10/1/2037	685	749
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	305	268
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	771	786
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	575	520
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 1.63%), 3.76%, 11/28/2028 (b) (c)	30	30
(SOFR + 1.44%), 2.69%, 6/23/2032 (b) (c)	115	103
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	70	63
Moody's Corp. 3.25%, 5/20/2050	45	30
Morgan Stanley
3.59%, 7/22/2028 (f)	71	70
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,470	2,500
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	180	179
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	615	621
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (c)	4,065	3,989
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,515
(SOFR + 1.20%), 4.71%, 3/12/2032 (c)	3,165	3,136
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (c)	1,890	1,882
(SOFR + 1.87%), 5.25%, 4/21/2034 (c)	140	141
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,820	1,855
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	870	879
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (c)	1,715	1,664
(SOFR + 1.18%), 5.07%, 1/30/2037 (c)	3,180	3,114

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFRINDX + 1.41%), 5.30%, 4/10/2037 (c)	1,730	1,725
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	1,265	1,171
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	35	27
4.30%, 1/27/2045	485	409
(SOFR + 1.78%), 5.90%, 3/13/2047 (c)	6,000	6,089
Nasdaq, Inc. 5.55%, 2/15/2034	392	405
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	700	643
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (c)	8	8
State Street Corp.
(SOFR + 1.61%), 4.42%, 5/13/2033 (c)	40	39
(SOFR + 1.73%), 4.16%, 8/4/2033 (c)	70	67
(SOFR + 1.22%), 4.78%, 10/23/2036 (c)	1,050	1,023
UBS Group AG (Switzerland)
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	1,200	1,186
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (c)	1,020	1,002
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (c)	1,115	1,023
(SOFR + 1.29%), 4.84%, 11/6/2033 (b) (c)	3,010	2,956
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (c)	539	575
(SOFR + 1.34%), 5.01%, 3/23/2037 (b) (c)	2,925	2,851
(SOFR + 1.34%), 5.20%, 8/10/2037 (b) (c)	2,630	2,589
		103,375
Chemicals — 0.2%
CF Industries, Inc. 5.30%, 11/26/2035	770	768
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (b)	30	30
DuPont de Nemours, Inc. 5.32%, 11/15/2038	4,004	3,959
Ecolab, Inc. 2.75%, 8/18/2055	6	4
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (b)	3,500	3,147
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	174
4.13%, 3/15/2035	470	432
5.00%, 4/1/2049	230	205
5.80%, 3/27/2053	70	69
		8,788
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
5.64%, 3/13/2027 (b)	2,690	2,712
6.32%, 12/4/2028 (b)	2,010	2,087
5.04%, 3/25/2030 (b)	1,120	1,130
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	203
		6,132
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 5.30%, 2/26/2054	1,550	1,475
Motorola Solutions, Inc. 4.85%, 8/15/2030	155	156
		1,631

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,341
2.35%, 1/15/2032	1,095	963
5.10%, 8/9/2035	1,730	1,725
		4,029
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (b)	893	824
Eagle Materials, Inc. 2.50%, 7/1/2031	95	85
		909
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,560	1,549
6.10%, 1/15/2027	1,560	1,575
5.10%, 1/19/2029	235	238
5.38%, 12/15/2031	230	234
3.30%, 1/30/2032	3,145	2,878
4.75%, 1/15/2033	970	950
5.00%, 11/15/2035	760	738
Aircastle Ltd.
5.25%, 3/15/2030 (b)	811	818
5.00%, 9/15/2030 (b)	714	712
5.75%, 10/1/2031 (b)	986	1,011
American Express Co.
5.85%, 11/5/2027	1,470	1,502
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	1,500	1,508
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	665	666
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	1,410	1,439
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	61	63
(SOFR + 1.24%), 4.80%, 10/24/2036 (c)	1,205	1,166
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (b)	2,220	2,152
4.95%, 1/15/2028 (b)	1,871	1,877
5.75%, 3/1/2029 (b)	575	587
4.20%, 4/15/2029 (b)	1,210	1,189
5.75%, 11/15/2029 (b)	235	241
5.15%, 1/15/2030 (b)	2,345	2,356
4.90%, 10/10/2030 (b)	795	789
4.70%, 1/30/2031 (b)	1,370	1,345
4.95%, 10/15/2032 (b)	560	546
4.85%, 4/1/2033 (b)	4,574	4,418
Capital One Financial Corp.
3.75%, 7/28/2026	24	24
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	780	805
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	1,060	1,086
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	815
(SOFR + 1.63%), 5.20%, 9/11/2036 (c)	2,135	2,080

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
(SOFR + 1.51%), 5.40%, 1/30/2037 (c)	3,090	3,050
General Motors Financial Co., Inc. 5.80%, 6/23/2028	110	112
Medallion Financial Corp. Series QIB, 8.25%, 5/1/2031 (b)	6,500	6,488
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	445	456
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (c)	1,500	1,530
		48,993
Consumer Staples Distribution & Retail — 0.0% ^
Alimentation Couche-Tard, Inc. (Canada) 3.55%, 7/26/2027 (b)	60	59
Kroger Co. (The)
5.00%, 9/15/2034	510	505
5.00%, 4/15/2042	1,100	1,021
5.50%, 9/15/2054	440	414
		1,999
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	2,505	2,459
Packaging Corp. of America 4.05%, 12/15/2049	845	654
Sonoco Products Co. 4.60%, 9/1/2029	155	155
WRKCo, Inc.
3.90%, 6/1/2028	170	168
4.90%, 3/15/2029	20	20
		3,456
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (b)	4,127	4,148
Diversified Consumer Services — 0.0% ^
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	386
President and Fellows of Harvard College 3.30%, 7/15/2056	21	14
University of Miami Series 2022, 4.06%, 4/1/2052	480	370
University of Southern California Series A, 3.23%, 10/1/2120	570	318
		1,088
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	2,985	2,958
4.70%, 3/15/2033	550	539
Safehold GL Holdings LLC
2.80%, 6/15/2031	977	884
2.85%, 1/15/2032	70	63
WP Carey, Inc.
4.25%, 10/1/2026	350	350
2.40%, 2/1/2031	65	58
2.25%, 4/1/2033	1,180	988
		5,840
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
1.65%, 2/1/2028	250	239

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
5.40%, 2/15/2034	230	235
5.13%, 4/30/2036	1,160	1,144
3.50%, 6/1/2041	1,646	1,280
3.50%, 9/15/2053	113	75
3.55%, 9/15/2055	5,551	3,629
Bell Telephone Co. of Canada or Bell Canada (Canada) 5.45%, 11/15/2036 (e)	2,130	2,135
Comcast Corp.
5.17%, 1/15/2037 (b)	565	552
3.90%, 3/1/2038	82	70
3.25%, 11/1/2039	1,800	1,392
3.45%, 2/1/2050	754	500
2.89%, 11/1/2051	3,286	1,918
2.94%, 11/1/2056	1,729	970
2.99%, 11/1/2063	259	139
Orange SA (France) 5.00%, 1/13/2036 (b)	4,100	4,025
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	40	44
Verizon Communications, Inc. 3.40%, 3/22/2041	1,060	824
		19,171
Electric Utilities — 2.3%
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	95	65
Alabama Power Co. 6.13%, 5/15/2038	250	268
Appalachian Power Recovery Funding LLC Series A-3, 5.84%, 4/1/2046	1,920	1,944
Arizona Public Service Co. 5.05%, 9/1/2041	200	186
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	395	287
2.90%, 6/15/2050	475	299
5.40%, 6/1/2053	65	62
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	15	12
DTE Electric Co. Series B, 3.25%, 4/1/2051	2,000	1,345
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	112
Duke Energy Corp.
2.55%, 6/15/2031	105	95
3.75%, 9/1/2046	985	738
6.10%, 9/15/2053	1,360	1,380
5.70%, 9/15/2055	1,260	1,209
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,445
Duke Energy Indiana LLC 3.75%, 5/15/2046	30	23
Duke Energy Progress LLC
4.10%, 5/15/2042	273	230
4.10%, 3/15/2043	125	104
2.90%, 8/15/2051	820	510
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	750	742
2.78%, 1/7/2032 (b)	85	75
Edison International
5.00%, 5/5/2028	605	606
5.45%, 6/15/2029	1,830	1,844

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.95%, 11/15/2029	1,020	1,071
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	1,025	1,073
Emera US Finance LP (Canada)
3.55%, 6/15/2026	145	145
2.64%, 6/15/2031	2,501	2,245
4.75%, 6/15/2046	2,900	2,459
ENEL Finance International NV (Italy)
5.13%, 6/26/2029 (b)	770	779
5.50%, 6/26/2034 (b)	1,160	1,178
5.00%, 9/30/2035 (b)	1,155	1,126
Entergy Arkansas LLC 2.65%, 6/15/2051	415	244
Entergy Corp. 2.95%, 9/1/2026	346	345
Entergy Louisiana LLC
3.05%, 6/1/2031	629	584
2.90%, 3/15/2051	490	307
5.80%, 3/15/2055	1,040	1,037
Entergy Mississippi LLC 5.85%, 6/1/2054	635	633
Entergy Texas, Inc.
4.00%, 3/30/2029	85	84
5.80%, 9/1/2053	450	447
Evergy Kansas Central, Inc. 5.25%, 3/15/2035	120	121
Evergy Metro, Inc.
5.40%, 4/1/2034	461	473
5.30%, 10/1/2041	35	34
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,503	1,512
Evergy, Inc. 2.90%, 9/15/2029	524	497
Exelon Corp. 5.30%, 3/15/2033	1,000	1,024
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,384
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (b)	158	154
3.60%, 6/1/2029 (b)	60	58
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	202
Florida Power & Light Co. 5.40%, 9/1/2035	10	10
Fortis, Inc. (Canada) 3.06%, 10/4/2026	371	370
Georgia Power Co. 5.13%, 5/15/2052	75	69
Interstate Power and Light Co.
4.95%, 9/30/2034	480	475
5.45%, 9/30/2054	765	721
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,573
2.95%, 5/14/2030 (b)	505	471
5.50%, 4/15/2036 (b)	660	667
5.30%, 7/1/2043	940	869
Jersey Central Power & Light Co.
5.10%, 1/15/2035	460	459
6.15%, 6/1/2037	10	11
Massachusetts Electric Co. 5.90%, 11/15/2039 (b)	15	15

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
MidAmerican Energy Co. 5.85%, 9/15/2054	620	629
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	10	10
Monongahela Power Co. 5.85%, 2/15/2034 (b)	420	440
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	110
5.38%, 9/15/2040	26	25
5.45%, 5/15/2041	305	300
6.00%, 3/15/2054	560	567
New England Power Co. 3.80%, 12/5/2047 (b)	11	8
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	13	13
2.25%, 6/1/2030	30	27
5.55%, 3/15/2054	2,400	2,273
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (b)	1,000	899
5.66%, 1/17/2054 (b)	460	436
6.00%, 7/3/2055 (b)	470	467
NRG Energy, Inc.
2.45%, 12/2/2027 (b)	795	770
4.45%, 6/15/2029 (b)	615	606
5.41%, 10/15/2035 (b)	2,500	2,455
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	113
Pacific Gas and Electric Co.
6.40%, 6/15/2033	1,011	1,076
5.80%, 5/15/2034	2,280	2,334
5.70%, 3/1/2035	8,045	8,152
6.00%, 8/15/2035	3,090	3,188
4.20%, 6/1/2041	695	571
3.75%, 8/15/2042 (g)	308	232
4.30%, 3/15/2045	525	413
6.75%, 1/15/2053	70	74
5.90%, 10/1/2054	260	246
PECO Energy Co. 2.80%, 6/15/2050	410	254
Pepco Holdings LLC 7.45%, 8/15/2032	316	352
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,510	1,500
Series A-3, 5.54%, 7/15/2047	1,360	1,338
Series A-3, 5.53%, 6/1/2049	1,345	1,328
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	615
Series A-4, 5.21%, 12/1/2047	420	396
Series A-5, 5.10%, 6/1/2052	795	729
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	2,605	2,709
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,195
PPL Capital Funding, Inc. 5.25%, 9/1/2034	765	769
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	833
Progress Energy, Inc. 7.00%, 10/30/2031	300	331

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Public Service Co. of Colorado 3.55%, 6/15/2046	214	155
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	985
5.20%, 1/15/2035	343	343
Series G, 6.63%, 11/15/2037	2,490	2,676
Series K, 3.15%, 8/15/2051	25	16
Public Service Electric and Gas Co.
5.38%, 11/1/2039	317	318
3.00%, 3/1/2051	1,925	1,250
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,055	1,026
5.34%, 3/15/2045	1,480	1,463
Series A-2, 5.11%, 12/15/2047	505	470
Sierra Pacific Power Co. 5.90%, 3/15/2054	1,030	1,032
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	766	770
Series A2, 5.17%, 5/15/2041	107	103
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,723
Series B, 3.65%, 3/1/2028	400	393
Series 05-B, 5.55%, 1/15/2036	10	10
Series 08-A, 5.95%, 2/1/2038	200	203
4.05%, 3/15/2042	567	449
5.75%, 4/15/2054	1,755	1,627
5.90%, 3/1/2055	415	395
Southern Co. (The) 5.70%, 3/15/2034	1,825	1,894
Southwestern Public Service Co. 4.50%, 8/15/2041	200	177
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	322
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	2,091
Vistra Operations Co. LLC
4.38%, 5/1/2029 (b)	2,000	1,961
6.00%, 4/15/2034 (b)	221	228
5.70%, 12/30/2034 (b)	610	617
5.25%, 10/15/2035 (b)	3,360	3,265
5.35%, 1/31/2036 (b)	1,265	1,237
Wisconsin Public Service Corp. 3.30%, 9/1/2049	50	34
		105,523
Electrical Equipment — 0.1%
Eaton Corp. 4.80%, 3/6/2036	3,015	2,966
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.30%, 11/15/2055	2,030	1,921
Corning, Inc. 3.90%, 11/15/2049	1,043	795
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	465	464
		3,180
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 5.00%, 6/15/2036	2,170	2,137

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Halliburton Co. 4.75%, 8/1/2043	540	481
NOV, Inc. 3.60%, 12/1/2029	155	150
Schlumberger Holdings Corp.
3.90%, 5/17/2028 (b)	20	20
4.30%, 5/1/2029 (b)	35	35
		2,823
Financial Services — 1.1%
BCAP LLC Trust 0.00%, 9/17/2027 ‡	6,762	6,762
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (f)	3,940	3,897
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	9,994	9,981
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	766
3.85%, 4/5/2029	545	533
Fidelity National Information Services, Inc.
4.80%, 3/10/2031	1,441	1,430
3.10%, 3/1/2041	50	37
Fiserv, Inc.
3.20%, 7/1/2026	395	395
2.65%, 6/1/2030	125	115
5.15%, 8/12/2034	3,200	3,119
4.40%, 7/1/2049	375	288
Global Payments, Inc.
3.20%, 8/15/2029	945	894
5.30%, 8/15/2029	371	374
2.90%, 5/15/2030	273	251
2.90%, 11/15/2031	647	572
5.20%, 11/15/2032	3,135	3,077
5.40%, 3/15/2033	2,072	2,044
5.55%, 11/15/2035	1,560	1,522
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	13,004	13,329
Jackson Financial, Inc. 4.00%, 11/23/2051	85	59
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (b) (c)	200	198
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	445
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	3,451	3,451
		53,539
Food Products — 0.5%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	200	206
5.38%, 1/9/2036 (b)	200	199
Bunge Ltd. Finance Corp.
3.20%, 4/21/2031	1,500	1,401
2.75%, 5/14/2031	1,725	1,577
4.65%, 9/17/2034	1,410	1,368
5.15%, 8/4/2035	1,300	1,299
JBS NV
3.75%, 12/1/2031	1,305	1,216

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
6.75%, 3/15/2034	125	136
5.95%, 4/20/2035	545	562
5.50%, 1/15/2036	1,725	1,721
5.63%, 3/10/2037 (b)	420	419
6.50%, 12/1/2052	1,240	1,253
6.38%, 2/25/2055	1,345	1,343
6.38%, 4/15/2066	1,840	1,798
Kraft Heinz Foods Co.
5.00%, 7/15/2035	2,000	1,951
4.63%, 10/1/2039	850	758
4.38%, 6/1/2046	665	534
4.88%, 10/1/2049	2,080	1,738
Mars, Inc.
5.20%, 3/1/2035 (b)	90	91
5.65%, 5/1/2045 (b)	2,335	2,315
Tyson Foods, Inc. 5.70%, 3/15/2034	920	953
		22,838
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	828	703
4.13%, 10/15/2044	140	117
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	262
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	460	359
ONE Gas, Inc. 2.00%, 5/15/2030	15	14
Southern California Gas Co.
Series VV, 4.30%, 1/15/2049	65	52
6.35%, 11/15/2052	1,370	1,455
Southwest Gas Corp. 3.80%, 9/29/2046	9	7
		2,969
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	25	30
5.40%, 6/1/2041	70	70
4.38%, 9/1/2042	375	330
3.55%, 2/15/2050	465	337
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	623
CSX Corp.
4.10%, 3/15/2044	190	158
4.30%, 3/1/2048	105	87
3.35%, 9/15/2049	95	67
Norfolk Southern Corp.
2.90%, 8/25/2051	40	25
4.05%, 8/15/2052	730	563
Uber Technologies, Inc.
4.80%, 9/15/2034	720	705

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
5.35%, 9/15/2054	240	223
Union Pacific Corp. 4.10%, 9/15/2067	10	7
		3,225
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	371
Solventum Corp. 5.60%, 3/23/2034	3,190	3,272
		3,643
Health Care Providers & Services — 1.0%
Aetna, Inc. 6.75%, 12/15/2037	475	519
Ascension Health Series B, 2.53%, 11/15/2029	430	403
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	35	23
Cardinal Health, Inc.
5.35%, 11/15/2034	75	76
5.15%, 9/15/2035	2,780	2,770
Cencora, Inc.
2.70%, 3/15/2031	150	137
4.60%, 2/13/2033	3,000	2,944
5.13%, 2/15/2034	1,650	1,658
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	413
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	350
Cigna Group (The)
5.13%, 5/15/2031	1,080	1,101
5.25%, 1/15/2036	1,428	1,433
3.20%, 3/15/2040	1,684	1,316
3.40%, 3/15/2051	50	34
CommonSpirit Health
2.78%, 10/1/2030	550	507
3.91%, 10/1/2050	545	404
CVS Health Corp.
4.30%, 3/25/2028	171	171
5.25%, 2/21/2033	1,400	1,423
4.78%, 3/25/2038	108	101
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	453	423
Elevance Health, Inc.
4.63%, 5/15/2042	500	444
4.65%, 1/15/2043	535	472
4.65%, 8/15/2044	100	87
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,018
HCA, Inc.
3.63%, 3/15/2032	651	606
5.60%, 4/1/2034	1,175	1,203
5.75%, 3/1/2035	1,259	1,296
4.90%, 11/15/2035	1,880	1,820
5.30%, 5/15/2036	5,000	4,944
5.13%, 6/15/2039	725	688
5.50%, 6/15/2047	650	603

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.50%, 7/15/2051	589	394
4.63%, 3/15/2052	1,385	1,115
5.95%, 9/15/2054	600	583
6.10%, 4/1/2064	1,075	1,061
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	179
Memorial Health Services 3.45%, 11/1/2049	1,340	940
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	159
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	216
Quest Diagnostics, Inc.
2.95%, 6/30/2030	25	23
2.80%, 6/30/2031	60	55
Texas Health Resources 4.33%, 11/15/2055	300	247
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	7,939	8,018
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	670
3.25%, 5/15/2051	560	376
5.88%, 2/15/2053	650	653
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	456
		44,532
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	60	56
2.00%, 5/18/2032	980	825
1.88%, 2/1/2033	130	106
DOC DR LLC
3.95%, 1/15/2028	55	54
2.63%, 11/1/2031	505	450
Healthpeak OP LLC 3.50%, 7/15/2029	772	746
Ventas Realty LP
3.25%, 10/15/2026	299	298
3.85%, 4/1/2027	560	558
2.50%, 9/1/2031	120	107
Welltower OP LLC
2.80%, 6/1/2031	110	101
6.50%, 3/15/2041	350	388
		3,689
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
6.30%, 10/15/2037	8	9
5.15%, 9/9/2052	65	59
5.45%, 8/14/2053	1,060	1,013
Starbucks Corp. 4.90%, 2/15/2031	1,000	1,011
		2,092
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	1,620	1,646
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	1,280	1,344

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Constellation Energy Generation LLC
5.80%, 3/1/2033	280	294
5.75%, 10/1/2041	235	236
5.60%, 6/15/2042	150	148
6.50%, 10/1/2053	1,190	1,275
Southern Power Co. 5.15%, 9/15/2041	15	14
		4,957
Industrial REITs — 0.0% ^
Goodman US Finance Eight LLC (Australia) 5.88%, 4/28/2046 (b)	570	562
Prologis LP
2.88%, 11/15/2029	380	361
3.00%, 4/15/2050	905	597
		1,520
Insurance — 0.4%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	520	400
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	563
Aon Corp.
5.35%, 2/28/2033	65	66
2.90%, 8/23/2051	140	86
Aon North America, Inc.
5.45%, 3/1/2034	1,990	2,033
5.75%, 3/1/2054	590	577
Athene Global Funding
2.95%, 11/12/2026 (b)	3,475	3,453
5.32%, 11/13/2031 (b)	115	115
Berkshire Hathaway Finance Corp.
4.30%, 5/15/2043	100	88
3.85%, 3/15/2052	845	644
CNO Global Funding 4.95%, 9/9/2029 (b)	1,400	1,404
Corebridge Global Funding
5.20%, 6/24/2029 (b)	1,290	1,307
4.90%, 8/21/2032 (b)	95	94
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	563	579
6.50%, 6/4/2029	1,525	1,550
F&G Global Funding 1.75%, 6/30/2026 (b)	750	748
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	20	16
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	169
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	454
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	420	355
Liberty Mutual Insurance Co. 7.88%, 10/15/2026 (b)	15	15
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	30	30
Markel Group, Inc. 5.00%, 5/20/2049	20	18
MetLife, Inc. 5.00%, 7/15/2052	30	27
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	211
Principal Financial Group, Inc. 4.11%, 2/15/2028 (b)	838	831

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Principal Life Global Funding II 5.10%, 1/25/2029 (b)	800	810
Prudential Financial, Inc. 3.91%, 12/7/2047	300	230
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	200	200
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	10	9
4.27%, 5/15/2047 (b)	415	335
		17,417
Interactive Media & Services — 0.4%
Alphabet, Inc.
5.50%, 2/15/2046	1,435	1,421
5.65%, 2/15/2056	2,110	2,098
5.75%, 2/15/2066	1,295	1,285
Meta Platforms, Inc.
4.88%, 11/15/2035	2,960	2,892
5.25%, 5/15/2036	2,665	2,663
5.50%, 11/15/2045	2,950	2,769
5.60%, 5/15/2053	1,350	1,250
5.40%, 8/15/2054	875	783
5.63%, 11/15/2055	1,775	1,637
6.30%, 5/15/2056	2,900	2,926
		19,724
IT Services — 0.1%
Accenture Capital, Inc. 4.50%, 10/4/2034	510	493
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	836
2.30%, 9/14/2031	1,515	1,319
		2,648
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	2,485	2,454
Machinery — 0.0% ^
Parker-Hannifin Corp.
4.45%, 11/21/2044	592	519
4.10%, 3/1/2047	8	7
		526
Media — 0.2%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	531
4.80%, 3/1/2050	1,475	1,094
3.70%, 4/1/2051	3,220	1,986
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	340
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	735	826
Time Warner Cable LLC
6.55%, 5/1/2037	400	400

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.88%, 11/15/2040	2,720	2,446
5.50%, 9/1/2041	934	806
		8,429
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa)
5.75%, 4/5/2034 (b)	2,635	2,721
5.25%, 3/19/2036 (b)	380	377
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	917	975
Glencore Funding LLC (Australia)
2.63%, 9/23/2031 (b)	40	36
5.63%, 4/4/2034 (b)	1,080	1,113
5.51%, 4/1/2036 (b)	3,460	3,495
Nucor Corp. 2.98%, 12/15/2055	20	12
Rio Tinto Finance USA plc (Australia) 4.88%, 3/14/2030	157	159
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	644
		9,532
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Resurgent 0.00%, 7/1/2030 ‡	3,000	3,000
Multi-Utilities — 0.3%
Ameren Corp. 3.50%, 1/15/2031	125	119
Ameren Illinois Co. 5.55%, 7/1/2054	1,650	1,602
CenterPoint Energy, Inc. 2.95%, 3/1/2030	40	38
Consolidated Edison Co. of New York, Inc.
Series 12-A, 4.20%, 3/15/2042	9	8
3.20%, 12/1/2051	1,090	724
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	192
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	940	954
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	11	11
NiSource, Inc. 1.70%, 2/15/2031	765	668
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	50	37
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	40	35
Puget Energy, Inc.
2.38%, 6/15/2028	20	19
5.73%, 3/15/2035	715	720
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	312
2.95%, 8/15/2051	1,050	666
5.35%, 4/1/2053	75	70
Series EEEE, 5.95%, 3/15/2056	760	769
Sempra 5.25%, 3/15/2036	2,500	2,471
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	254
5.75%, 9/15/2033	760	792
Series B, 5.10%, 9/15/2035	975	967
5.88%, 3/15/2041	11	11
4.40%, 6/1/2043	23	19

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
3.95%, 10/1/2046	9	7
Series 21A, 3.15%, 9/30/2051	420	276
WEC Energy Group, Inc. 5.60%, 9/12/2026	28	28
		11,769
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	335	314
Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (b)	660	650
5.80%, 10/1/2054 (b)	360	339
BP Capital Markets America, Inc.
4.81%, 2/13/2033	210	210
2.94%, 6/4/2051	1,995	1,270
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	815
Cheniere Energy Partners LP 5.55%, 10/30/2035	780	796
Cheniere Energy, Inc.
5.65%, 4/15/2034	690	711
5.20%, 7/30/2036 (b)	1,955	1,926
6.00%, 7/30/2056 (b)	1,000	998
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (b)	481	484
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (b)	3,565	3,618
5.96%, 2/15/2055 (b)	2,415	2,387
ConocoPhillips Co.
5.05%, 9/15/2033	95	97
5.50%, 1/15/2055	1,500	1,444
Coterra Energy, Inc.
3.90%, 5/15/2027	935	932
5.60%, 3/15/2034	75	77
5.40%, 2/15/2035	1,250	1,267
Devon Energy Corp. 5.75%, 9/15/2054	558	540
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	900	862
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	760	778
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	593
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	1,090	1,133
5.63%, 4/5/2034	1,350	1,399
5.45%, 3/27/2036	2,000	2,027
4.50%, 6/10/2044	110	93
Energy Transfer LP
4.95%, 5/15/2028	80	81
5.25%, 7/1/2029	1,450	1,477
4.15%, 9/15/2029	1,006	992
5.35%, 1/15/2036	997	995
6.05%, 6/1/2041	30	31
6.10%, 2/15/2042	420	420

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.30%, 4/1/2044	170	155
6.00%, 6/15/2048	775	755
6.25%, 4/15/2049	800	802
Eni SpA (Italy)
5.70%, 10/1/2040 (b)	925	910
6.00%, 5/18/2056 (b)	2,950	2,943
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	15	16
Enterprise Products Operating LLC
5.10%, 2/15/2045	100	94
4.95%, 10/15/2054	6	5
EOG Resources, Inc. 5.35%, 1/15/2036	80	81
Exxon Mobil Corp.
3.00%, 8/16/2039	1,015	808
3.57%, 3/6/2045	1,215	947
4.11%, 3/1/2046	15	12
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	934	771
Kinder Morgan, Inc.
7.80%, 8/1/2031	1,151	1,311
5.05%, 2/15/2046	1,910	1,730
3.25%, 8/1/2050	20	13
Marathon Petroleum Corp. 4.75%, 9/15/2044	65	57
MPLX LP
4.50%, 4/15/2038	8	7
4.95%, 3/14/2052	520	442
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	240	229
Occidental Petroleum Corp. 4.30%, 8/15/2039	352	304
ONEOK Partners LP 6.65%, 10/1/2036	370	403
ONEOK, Inc.
4.75%, 10/15/2031	2,125	2,112
5.20%, 7/15/2048	30	27
Pioneer Natural Resources Co.
1.90%, 8/15/2030	1,050	948
2.15%, 1/15/2031	4,300	3,872
Plains All American Pipeline LP 4.70%, 1/15/2031	630	627
Shell Finance US, Inc. 3.13%, 11/7/2049 (b)	60	40
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	375	376
5.03%, 10/1/2029	430	433
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	677	743
Targa Resources Corp. 4.90%, 9/15/2030	2,388	2,404
TC PipeLines LP 3.90%, 5/25/2027	7	7
TotalEnergies Capital International SA (France)
3.46%, 2/19/2029	40	39
2.99%, 6/29/2041	1,200	899
3.46%, 7/12/2049	815	586
3.13%, 5/29/2050	1,180	795

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Valero Energy Corp.
7.50%, 4/15/2032	10	11
3.65%, 12/1/2051	115	80
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	415	362
		56,598
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	775	741
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	335
4.00%, 9/18/2042	240	204
Bristol-Myers Squibb Co.
5.90%, 11/15/2033	35	37
4.25%, 10/26/2049	1,004	815
3.70%, 3/15/2052	1,015	741
5.55%, 2/22/2054	1,160	1,130
Eli Lilly & Co.
5.00%, 2/9/2054	960	886
5.70%, 5/20/2066	1,120	1,125
Merck & Co., Inc.
4.00%, 3/7/2049	860	682
2.90%, 12/10/2061	965	558
Novartis Capital Corp. 5.70%, 3/18/2056	640	649
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	1,935	1,784
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	5	5
Takeda Pharmaceutical Co. Ltd. (Japan)
5.65%, 7/5/2044	422	419
3.18%, 7/9/2050	1,486	986
		10,356
Residential REITs — 0.1%
ERP Operating LP 4.95%, 6/15/2032	101	102
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,774
Mid-America Apartments LP
3.95%, 3/15/2029	920	907
1.70%, 2/15/2031	30	26
4.65%, 1/15/2033	790	780
UDR, Inc.
2.95%, 9/1/2026	388	387
3.00%, 8/15/2031	305	280
2.10%, 8/1/2032	710	604
3.10%, 11/1/2034	30	26
		4,886
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	840	807

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
2.50%, 8/16/2031	470	420
Kimco Realty OP LLC 1.90%, 3/1/2028	160	154
NNN REIT, Inc.
3.60%, 12/15/2026	16	16
4.30%, 10/15/2028	620	617
5.60%, 10/15/2033	600	618
5.50%, 6/15/2034	170	173
Realty Income Corp.
3.25%, 1/15/2031	35	33
4.65%, 3/15/2047	8	7
		2,845
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
1.95%, 2/15/2028	2,500	2,407
4.75%, 4/15/2029	25	25
5.05%, 7/12/2029	2,650	2,696
4.55%, 2/15/2032	1,904	1,885
3.14%, 11/15/2035 (b)	1,413	1,204
4.80%, 2/15/2036	241	235
3.50%, 2/15/2041	3,950	3,159
Foundry JV Holdco LLC
6.10%, 1/25/2036 (b)	699	735
6.20%, 1/25/2037 (b)	990	1,044
Intel Corp.
3.73%, 12/8/2047	580	420
3.25%, 11/15/2049	1,390	913
5.70%, 2/10/2053	590	561
KLA Corp.
3.30%, 3/1/2050	600	416
4.95%, 7/15/2052	135	123
Marvell Technology, Inc.
5.75%, 2/15/2029	1,360	1,399
2.95%, 4/15/2031	1,405	1,295
5.45%, 7/15/2035	4,818	4,930
NXP BV (Netherlands)
4.40%, 6/1/2027	25	25
3.25%, 5/11/2041	1,445	1,095
3.25%, 11/30/2051	682	445
		25,012
Software — 0.4%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	10	10
Microsoft Corp. 2.92%, 3/17/2052	26	17
Oracle Corp.
4.80%, 9/26/2032	2,120	2,037
4.90%, 2/6/2033	1,300	1,250
4.30%, 7/8/2034	10	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
3.90%, 5/15/2035	8	7
5.70%, 2/4/2036	1,830	1,798
3.85%, 7/15/2036	12	10
3.80%, 11/15/2037	20	16
3.60%, 4/1/2040	1,000	742
5.88%, 9/26/2045	1,425	1,274
6.55%, 2/4/2046	700	675
3.60%, 4/1/2050	355	222
3.95%, 3/25/2051	700	460
4.38%, 5/15/2055	4,900	3,359
6.70%, 2/4/2056	2,825	2,721
6.85%, 2/4/2066	1,595	1,528
Roper Technologies, Inc.
3.80%, 12/15/2026	7	7
2.00%, 6/30/2030	25	22
4.90%, 10/15/2034	1,940	1,874
Synopsys, Inc.
5.15%, 4/1/2035	158	158
5.70%, 4/1/2055	1,415	1,380
VMware LLC
1.80%, 8/15/2028	30	28
2.20%, 8/15/2031	160	141
		19,745
Specialized REITs — 0.2%
American Tower Corp.
3.38%, 10/15/2026	312	311
3.80%, 8/15/2029	90	88
2.10%, 6/15/2030	630	571
1.88%, 10/15/2030	1,090	969
4.70%, 12/15/2032	1,235	1,219
3.10%, 6/15/2050	496	325
2.95%, 1/15/2051	324	204
Crown Castle, Inc.
1.05%, 7/15/2026	260	259
4.00%, 3/1/2027	264	263
2.10%, 4/1/2031	2,000	1,758
Equinix, Inc. 3.20%, 11/18/2029	65	62
Extra Space Storage LP
3.50%, 7/1/2026	50	50
3.90%, 4/1/2029	30	29
4.00%, 6/15/2029	869	854
2.40%, 10/15/2031	45	40
		7,002
Specialty Retail — 0.0% ^
AutoZone, Inc.
1.65%, 1/15/2031	765	667

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
5.40%, 7/15/2034	760	772
Home Depot, Inc. (The) 4.25%, 4/1/2046	150	125
Lowe's Cos., Inc. 4.05%, 5/3/2047	130	102
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	432	428
1.75%, 3/15/2031	55	48
		2,142
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	20	15
3.85%, 8/4/2046	26	21
3.75%, 9/12/2047	50	39
4.10%, 8/8/2062	1,200	929
Dell International LLC
4.90%, 10/1/2026	1,265	1,266
5.25%, 2/1/2028	1,245	1,262
5.30%, 4/1/2032	3,215	3,284
3.45%, 12/15/2051	61	43
		6,859
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,498
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	1,730	1,583
4.54%, 8/15/2047	14	11
Reynolds American, Inc. (United Kingdom)
7.00%, 8/4/2041	100	109
5.85%, 8/15/2045	180	177
		3,378
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
1.95%, 9/20/2026 (b)	120	119
3.50%, 11/1/2027 (b)	30	30
5.38%, 7/15/2029 (b)	2,400	2,433
5.13%, 4/10/2030 (b)	825	828
Sumisho Air Lease Corp. 1.88%, 8/15/2026	175	174
WW Grainger, Inc. 4.60%, 6/15/2045	7	6
		3,590
Water Utilities — 0.0% ^
American Water Capital Corp. 3.45%, 5/1/2050	1,096	771
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,900
5.15%, 4/15/2034	230	232
4.50%, 4/15/2050	30	24
3.30%, 2/15/2051	125	83

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
3.40%, 10/15/2052	1,525	1,015
3.60%, 11/15/2060	915	605
		4,859
Total Corporate Bonds (Cost $1,126,155)		1,096,845
Mortgage-Backed Securities — 19.1%
FHLMC
Pool # 846812, ARM, 5.86%, 4/1/2030 (f)	—	—
Pool # 420195, ARM, 5.45%, 11/1/2030 (f)	2	2
Pool # 789262, ARM, 6.30%, 12/1/2031 (f)	3	3
Pool # 781087, ARM, 5.86%, 12/1/2033 (f)	38	39
Pool # 1B1665, ARM, 5.94%, 4/1/2034 (f)	35	36
Pool # 847356, ARM, 6.19%, 12/1/2034 (f)	37	38
Pool # 782979, ARM, 5.87%, 1/1/2035 (f)	49	51
Pool # 1Q0001, ARM, 6.44%, 1/1/2036 (f)	1	1
Pool # 1Q0025, ARM, 6.08%, 2/1/2036 (f)	15	16
Pool # 848431, ARM, 6.17%, 2/1/2036 (f)	24	25
Pool # 1J1380, ARM, 6.84%, 3/1/2036 (f)	—	—
Pool # 1L1286, ARM, 5.75%, 5/1/2036 (f)	7	7
Pool # 1K1233, ARM, 6.24%, 5/1/2036 (f)	1	2
Pool # 848365, ARM, 6.17%, 7/1/2036 (f)	29	30
Pool # 1A1096, ARM, 5.78%, 10/1/2036 (f)	63	64
Pool # 1G2539, ARM, 6.35%, 10/1/2036 (f)	8	9
Pool # 1J1348, ARM, 6.69%, 10/1/2036 (f)	31	32
Pool # 1G2671, ARM, 5.96%, 11/1/2036 (f)	48	49
Pool # 782760, ARM, 6.29%, 11/1/2036 (f)	29	30
Pool # 1G2552, ARM, 6.30%, 11/1/2036 (f)	6	7
Pool # 1J1400, ARM, 6.50%, 11/1/2036 (f)	1	2
Pool # 1J1634, ARM, 6.23%, 12/1/2036 (f)	38	40
Pool # 1N0368, ARM, 6.49%, 1/1/2037 (f)	3	3
Pool # 1J1516, ARM, 5.88%, 2/1/2037 (f)	1	1
Pool # 1Q0196, ARM, 6.32%, 2/1/2037 (f)	2	2
Pool # 1Q0739, ARM, 5.95%, 3/1/2037 (f)	34	35
Pool # 1J1522, ARM, 6.31%, 3/1/2037 (f)	5	6
Pool # 1H1390, ARM, 5.82%, 4/1/2037 (f)	3	3
Pool # 1G1678, ARM, 5.90%, 4/1/2037 (f)	1	1
Pool # 1J0336, ARM, 6.15%, 4/1/2037 (f)	4	4
Pool # 1G3616, ARM, 6.12%, 5/1/2037 (f)	1	1
Pool # 1J2919, ARM, 5.84%, 8/1/2037 (f)	1	1
Pool # 847834, ARM, 6.60%, 12/1/2037 (f)	1	2
Pool # 848699, ARM, 6.32%, 7/1/2040 (f)	45	46
FHLMC Gold Pools, 20 Year
Pool # C91005, 6.00%, 12/1/2026	1	1
Pool # C91403, 3.50%, 3/1/2032	51	50
Pool # C91849, 3.50%, 9/1/2035	88	85

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	—	—
Pool # G04626, 6.00%, 5/1/2031	1	1
Pool # C68485, 7.00%, 7/1/2032	5	5
Pool # G01448, 7.00%, 8/1/2032	15	16
Pool # G60433, 4.50%, 9/1/2033	127	126
Pool # A13845, 5.50%, 9/1/2033	3	3
Pool # A13625, 5.50%, 10/1/2033	54	54
Pool # A16107, 6.00%, 12/1/2033	41	42
Pool # A16779, 6.50%, 12/1/2033	13	13
Pool # A17537, 6.00%, 1/1/2034	28	29
Pool # A61572, 5.00%, 9/1/2034	179	180
Pool # A28796, 6.50%, 11/1/2034	2	2
Pool # G03369, 6.50%, 1/1/2035	58	60
Pool # A46987, 5.50%, 7/1/2035	144	148
Pool # G01919, 4.00%, 9/1/2035	116	113
Pool # C02641, 7.00%, 10/1/2036	26	28
Pool # C02660, 6.50%, 11/1/2036	45	48
Pool # G04386, 7.50%, 2/1/2038	3	3
Pool # A93383, 5.00%, 8/1/2040	134	136
Pool # A93511, 5.00%, 8/1/2040	137	139
Pool # G06493, 4.50%, 5/1/2041	608	603
Pool # Z40179, 4.00%, 7/1/2048	1,498	1,420
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	9	9
Pool # WN2258, 3.80%, 9/1/2029	397	389
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U50105, 4.00%, 1/1/2032	185	182
Pool # N30129, 6.00%, 5/1/2032	—	—
Pool # WN2725, 4.10%, 7/1/2032	8,000	7,841
Pool # U80254, 3.00%, 3/1/2033	120	116
Pool # P20409, 5.50%, 10/1/2033	32	32
Pool # WN4013, 4.47%, 12/1/2033	1,225	1,212
Pool # WA2226, 2.86%, 6/1/2037	439	377
Pool # H09079, 5.50%, 6/1/2037	1	1
Pool # H09069, 6.50%, 9/1/2037	6	6
Pool # U90975, 4.00%, 6/1/2042	596	576
Pool # U90673, 4.00%, 1/1/2043	156	150
Pool # U91253, 4.00%, 4/1/2043	46	45
Pool # U91484, 4.00%, 5/1/2043	35	34
Pool # U99134, 4.00%, 1/1/2046	3,194	3,067
Pool # U69030, 4.50%, 1/1/2046	1,071	1,055
Pool # RE0006, 3.50%, 1/1/2050	1,924	1,714
FHLMC UMBS, 15 Year Pool # ZS8056, 4.00%, 7/1/2033	78	77
FHLMC UMBS, 20 Year
Pool # ZS9065, 4.00%, 6/1/2033	108	107
Pool # SC0104, 3.50%, 8/1/2035	850	824
Pool # ZA2434, 3.00%, 10/1/2036	180	170

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC UMBS, 30 Year
Pool # QB4648, 2.50%, 10/1/2050	220	187
Pool # SD3301, 2.50%, 1/1/2051	2,657	2,272
Pool # RA5680, 2.00%, 8/1/2051	7,310	5,883
Pool # SD0781, 3.00%, 11/1/2051	4,515	3,968
Pool # RA6652, 2.50%, 1/1/2052	4,597	3,863
Pool # SD0923, 2.50%, 1/1/2052	887	756
Pool # SD1076, 3.00%, 1/1/2052	652	577
Pool # QD7332, 2.50%, 2/1/2052	235	199
Pool # RA6702, 3.00%, 2/1/2052	3,290	2,876
Pool # SD3952, 2.50%, 3/1/2052	4,529	3,878
Pool # SD2864, 3.00%, 3/1/2052	227	198
Pool # QE3414, 3.00%, 5/1/2052	3,709	3,268
Pool # SD3016, 3.00%, 6/1/2052	11,750	10,344
Pool # SD3781, 4.00%, 7/1/2052	2,932	2,759
Pool # QF0379, 5.00%, 8/1/2052	1,043	1,035
Pool # RJ1781, 6.00%, 6/1/2054	6,664	6,893
Pool # SL1998, 4.00%, 1/1/2055	6,501	6,117
FNMA
Pool # 54844, ARM, 4.17%, 9/1/2027 (f)	1	1
Pool # 303532, ARM, 4.36%, 3/1/2029 (f)	—	—
Pool # 555258, ARM, 5.65%, 1/1/2033 (f)	98	99
Pool # 722985, ARM, 6.15%, 7/1/2033 (f)	5	5
Pool # 746299, ARM, 6.64%, 9/1/2033 (f)	32	33
Pool # 766610, ARM, 5.91%, 1/1/2034 (f)	10	11
Pool # 920467, ARM, 7.00%, 2/1/2034 (f)	51	53
Pool # 770377, ARM, 5.67%, 4/1/2034 (f)	16	17
Pool # 751531, ARM, 5.83%, 5/1/2034 (f)	43	44
Pool # 782306, ARM, 5.67%, 7/1/2034 (f)	4	4
Pool # 735332, ARM, 5.81%, 8/1/2034 (f)	43	44
Pool # 790235, ARM, 6.23%, 8/1/2034 (f)	35	35
Pool # 791961, ARM, 5.31%, 9/1/2034 (f)	11	11
Pool # 803599, ARM, 6.05%, 10/1/2034 (f)	30	30
Pool # 803594, ARM, 6.09%, 10/1/2034 (f)	43	44
Pool # 896463, ARM, 6.41%, 10/1/2034 (f)	20	20
Pool # 806776, ARM, 5.67%, 11/1/2034 (f)	38	39
Pool # 806778, ARM, 5.89%, 11/1/2034 (f)	91	93
Pool # 810896, ARM, 5.62%, 1/1/2035 (f)	71	74
Pool # 802692, ARM, 6.00%, 1/1/2035 (f)	40	40
Pool # 816597, ARM, 5.67%, 2/1/2035 (f)	9	9
Pool # 735539, ARM, 5.80%, 4/1/2035 (f)	125	128
Pool # 745862, ARM, 5.92%, 4/1/2035 (f)	23	24
Pool # 821378, ARM, 5.66%, 5/1/2035 (f)	28	28
Pool # 823660, ARM, 5.84%, 5/1/2035 (f)	18	18
Pool # 745766, ARM, 6.02%, 6/1/2035 (f)	55	56
Pool # 843026, ARM, 5.54%, 9/1/2035 (f)	35	36
Pool # 832801, ARM, 6.46%, 9/1/2035 (f)	2	2
Pool # 849251, ARM, 5.80%, 1/1/2036 (f)	25	26

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 863729, ARM, 5.89%, 1/1/2036 (f)	5	5
Pool # 877009, ARM, 6.86%, 3/1/2036 (f)	2	2
Pool # 868952, ARM, 5.93%, 5/1/2036 (f)	—	—
Pool # 895141, ARM, 5.82%, 7/1/2036 (f)	34	35
Pool # 894452, ARM, 6.57%, 9/1/2036 (f)	2	2
Pool # 900197, ARM, 6.78%, 10/1/2036 (f)	30	31
Pool # 909377, ARM, 5.89%, 2/1/2037 (f)	6	6
Pool # 995521, ARM, 5.94%, 5/1/2037 (f)	2	2
Pool # 946362, ARM, 6.51%, 9/1/2037 (f)	—	—
Pool # 995615, ARM, 6.19%, 10/1/2037 (f)	1	1
Pool # 952182, ARM, 6.20%, 11/1/2037 (f)	2	2
Pool # 889028, ARM, 4.85%, 1/1/2038 (f)	2	2
FNMA UMBS, 20 Year
Pool # 256351, 6.00%, 8/1/2026	—	—
Pool # 256946, 6.50%, 10/1/2027	—	—
Pool # 256962, 6.00%, 11/1/2027	1	1
Pool # 257126, 6.00%, 3/1/2028	1	1
Pool # AD0329, 6.50%, 9/1/2028	—	—
Pool # MA1138, 3.50%, 8/1/2032	132	129
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	1	1
Pool # 695533, 8.00%, 6/1/2027	1	1
Pool # 453258, 6.00%, 11/1/2028	4	4
Pool # 755973, 8.00%, 11/1/2028	14	14
Pool # 455759, 6.00%, 12/1/2028	2	2
Pool # 745630, 5.50%, 1/1/2029	2	3
Pool # 252211, 6.00%, 1/1/2029	2	2
Pool # 323994, 8.00%, 10/1/2029	2	2
Pool # 889020, 6.50%, 11/1/2029	33	34
Pool # 578569, 5.50%, 4/1/2031	1	1
Pool # 598559, 6.50%, 8/1/2031	10	11
Pool # 622542, 5.50%, 9/1/2031	48	49
Pool # 788150, 6.00%, 3/1/2032	5	5
Pool # 675555, 6.00%, 12/1/2032	9	10
Pool # AL0045, 6.00%, 12/1/2032	76	78
Pool # 689103, 5.50%, 2/1/2033	8	8
Pool # 674349, 6.00%, 3/1/2033	1	1
Pool # 688625, 6.00%, 3/1/2033	4	4
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	26	26
Pool # 723852, 5.00%, 7/1/2033	33	33
Pool # 729296, 5.00%, 7/1/2033	61	61
Pool # 729379, 6.00%, 8/1/2033	10	10
Pool # 737825, 6.00%, 9/1/2033	12	13
Pool # 725017, 5.50%, 12/1/2033	116	118
Pool # 751341, 5.50%, 3/1/2034	17	17
Pool # 888568, 5.00%, 12/1/2034	3	3
Pool # AD0755, 7.00%, 6/1/2035	840	888

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 820347, 5.00%, 9/1/2035	24	24
Pool # 845549, 5.50%, 1/1/2036	14	14
Pool # 976871, 6.50%, 8/1/2036	2	2
Pool # 833657, 7.50%, 8/1/2036	11	11
Pool # 885704, 6.00%, 10/1/2036	1	1
Pool # 888696, 6.50%, 7/1/2037	3	3
Pool # 986648, 6.00%, 9/1/2037	53	55
Pool # 888892, 7.50%, 11/1/2037	11	12
Pool # 889883, 6.50%, 3/1/2038	2	2
Pool # 257510, 7.00%, 12/1/2038	42	44
Pool # AD0753, 7.00%, 1/1/2039	31	33
Pool # AD9151, 5.00%, 8/1/2040	8	8
Pool # AO9370, 3.50%, 7/1/2042	224	210
Pool # AT5891, 3.00%, 6/1/2043	1,133	1,034
Pool # AS3163, 4.00%, 8/1/2044	40	38
Pool # BE5039, 3.50%, 7/1/2046	141	132
Pool # BM3500, 4.00%, 9/1/2047	1,222	1,183
Pool # BJ1778, 4.50%, 10/1/2047	473	463
Pool # BM3499, 4.00%, 12/1/2047	82	77
Pool # BN9180, 4.00%, 6/1/2049	320	304
Pool # BK8753, 4.50%, 6/1/2049	553	538
Pool # BO1219, 4.50%, 6/1/2049	1,393	1,357
Pool # CA4018, 3.00%, 8/1/2049	212	188
Pool # BO7077, 3.00%, 9/1/2049	1,603	1,426
Pool # CA5549, 3.00%, 4/1/2050	3,449	3,065
Pool # CA5702, 2.50%, 5/1/2050	4,604	3,932
Pool # CA6079, 2.50%, 6/1/2050	2,668	2,238
Pool # BP6439, 2.50%, 7/1/2050	5,862	4,918
Pool # BP6474, 2.50%, 7/1/2050	9,963	8,434
Pool # CA6361, 2.50%, 7/1/2050	3,389	2,903
Pool # CA6989, 2.50%, 9/1/2050	4,035	3,450
Pool # FS1553, 2.50%, 11/1/2050	225	192
Pool # FS3599, 2.50%, 1/1/2051	3,826	3,248
Pool # BQ4516, 2.00%, 2/1/2051	5,474	4,422
Pool # FS5759, 3.50%, 2/1/2051	7,559	6,957
Pool # FS0730, 4.00%, 2/1/2051	3,294	3,094
Pool # FM8651, 2.50%, 4/1/2051	6,858	5,789
Pool # CB0047, 3.00%, 4/1/2051	807	705
Pool # CB1275, 2.50%, 8/1/2051	217	183
Pool # CB1301, 2.50%, 8/1/2051	218	186
Pool # FM8642, 2.50%, 9/1/2051	376	321
Pool # BU0070, 2.50%, 10/1/2051	3,923	3,308
Pool # CB1908, 2.50%, 10/1/2051	9,252	7,878
Pool # MA4466, 2.50%, 11/1/2051	3,683	3,103
Pool # FS1172, 3.00%, 11/1/2051	342	301
Pool # CB2275, 2.50%, 12/1/2051	214	181
Pool # FS2559, 3.00%, 12/1/2051	1,982	1,751
Pool # FS4108, 4.00%, 12/1/2051	2,979	2,807

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB2637, 2.50%, 1/1/2052	3,221	2,760
Pool # MA4512, 2.50%, 1/1/2052	464	391
Pool # CB2664, 3.00%, 1/1/2052	1,629	1,436
Pool # MA4513, 3.00%, 1/1/2052	511	447
Pool # CB2684, 3.50%, 1/1/2052	266	242
Pool # FS5986, 2.50%, 2/1/2052	3,972	3,403
Pool # FS0845, 3.00%, 2/1/2052	7,758	6,796
Pool # FS3345, 3.00%, 2/1/2052	3,625	3,195
Pool # FS7749, 3.00%, 2/1/2052	3,900	3,445
Pool # MA4549, 3.00%, 2/1/2052	529	463
Pool # FA0097, 2.50%, 3/1/2052	6,548	5,608
Pool # FS5446, 2.50%, 3/1/2052	5,125	4,326
Pool # FS8041, 2.50%, 3/1/2052	3,858	3,277
Pool # CB3236, 3.00%, 3/1/2052	203	179
Pool # FS0751, 3.00%, 3/1/2052	769	677
Pool # FA1671, 2.50%, 4/1/2052	6,974	5,959
Pool # BV5389, 3.00%, 4/1/2052	1,884	1,660
Pool # CB3426, 3.50%, 4/1/2052	175	160
Pool # CB3273, 4.00%, 4/1/2052	4,487	4,232
Pool # CB3383, 4.00%, 4/1/2052	3,798	3,572
Pool # FS4720, 2.50%, 5/1/2052	3,793	3,255
Pool # CB3494, 3.00%, 5/1/2052	7,126	6,274
Pool # FS7204, 3.00%, 5/1/2052	1,447	1,278
Pool # CB3679, 4.00%, 5/1/2052	3,820	3,592
Pool # CB3913, 4.00%, 5/1/2052	1,550	1,459
Pool # BV2531, 3.00%, 6/1/2052	20,185	17,672
Pool # BV5631, 3.00%, 6/1/2052	6,001	5,289
Pool # CB3891, 3.00%, 6/1/2052	23,258	20,452
Pool # FA1709, 3.00%, 6/1/2052	9,193	8,128
Pool # CB4124, 4.00%, 6/1/2052	2,019	1,898
Pool # CB4119, 4.00%, 7/1/2052	14,595	13,720
Pool # MA4656, 4.50%, 7/1/2052	225	217
Pool # CB4608, 4.00%, 9/1/2052	4,126	3,880
Pool # FS2898, 4.50%, 9/1/2052	2,531	2,441
Pool # BW8524, 5.00%, 9/1/2052	1,648	1,628
Pool # BW9985, 5.00%, 9/1/2052	3,347	3,324
Pool # CB4622, 5.00%, 9/1/2052	159	158
Pool # BV6789, 4.00%, 10/1/2052	1,242	1,168
Pool # BX0091, 5.00%, 10/1/2052	1,611	1,593
Pool # BV6794, 5.00%, 11/1/2052	1,396	1,398
Pool # CB5896, 5.00%, 3/1/2053	2,291	2,266
Pool # FS4687, 5.50%, 5/1/2053	177	179
Pool # BY4714, 5.00%, 6/1/2053	5,350	5,286
Pool # BY7027, 5.00%, 8/1/2053	4,637	4,572
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	6	6
Pool # 252481, 6.50%, 4/1/2029	6	6
Pool # 685946, 6.00%, 9/1/2032	7	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 725350, 6.00%, 1/1/2033	4	4
Pool # 653815, 7.00%, 2/1/2033	2	3
Pool # 752786, 6.00%, 9/1/2033	22	22
Pool # 801357, 5.50%, 8/1/2034	9	9
Pool # 813839, 6.00%, 11/1/2034	25	25
Pool # 827816, 6.00%, 1/1/2035	—	—
Pool # 827804, 6.00%, 3/1/2035	4	4
Pool # 931717, 6.50%, 8/1/2039	109	110
FNMA, Other
Pool # 468645, 4.54%, 7/1/2026	2,143	2,139
Pool # AM8803, 2.78%, 6/1/2027	4,219	4,162
Pool # AM8987, 2.79%, 6/1/2027	1,544	1,523
Pool # BL9574, 1.00%, 12/1/2027	3,718	3,545
Pool # AM4758, 4.02%, 11/1/2028	76	76
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,966
Pool # BL0907, 3.88%, 12/1/2028	263	261
Pool # BS4959, 2.30%, 3/1/2029	449	425
Pool # AN4975, 3.21%, 3/1/2029	274	266
Pool # AN5527, 3.02%, 7/1/2029	187	181
Pool # BS8075, 5.00%, 9/1/2029	1,874	1,901
Pool # BZ1715, 4.48%, 10/1/2029	2,325	2,337
Pool # BL4364, 2.24%, 11/1/2029	5,115	4,787
Pool # BL4333, 2.52%, 11/1/2029	5,558	5,247
Pool # AM7785, 3.17%, 2/1/2030	2,521	2,417
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,950
Pool # AM8544, 3.08%, 4/1/2030	6,720	6,426
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,586
Pool # AM8700, 2.93%, 6/1/2030	1,759	1,671
Pool # AM9020, 2.97%, 6/1/2030	3,380	3,213
Pool # BZ1291, 4.82%, 8/1/2030	5,000	5,061
Pool # BZ2136, 4.59%, 9/1/2030	806	814
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,101
Pool # BL9251, 1.45%, 10/1/2030	4,231	3,751
Pool # BL9839, 1.48%, 12/1/2030	261	231
Pool # BS1213, 1.28%, 2/1/2031	452	395
Pool # BS0920, 1.50%, 2/1/2031	225	198
Pool # BZ5796, 4.89%, 3/1/2031	3,583	3,627
Pool # BZ1791, 4.61%, 8/1/2031	4,443	4,465
Pool # BL4315, 2.39%, 9/1/2031	4,165	3,790
Pool # BS5153, 2.53%, 9/1/2031	971	886
Pool # BS5071, 2.63%, 9/1/2031	2,994	2,730
Pool # BS3637, 1.73%, 11/1/2031	3,763	3,310
Pool # BS4510, 1.93%, 12/1/2031	450	398
Pool # BS4313, 1.98%, 1/1/2032	8,350	7,344
Pool # BS8294, 4.44%, 1/1/2032	2,421	2,413
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,914
Pool # BS4708, 2.17%, 3/1/2032	275	244
Pool # BS5117, 2.58%, 3/1/2032	3,790	3,436

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ6147, 4.39%, 4/1/2032	6,000	5,943
Pool # BS9519, 5.44%, 4/1/2032	4,077	4,236
Pool # BS5760, 2.43%, 5/1/2032	2,759	2,492
Pool # BS5987, 3.55%, 6/1/2032	395	377
Pool # BZ3982, 4.66%, 6/1/2032	7,416	7,456
Pool # BL7538, 1.52%, 7/1/2032	7,127	6,096
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,824
Pool # BS5530, 3.30%, 7/1/2032	435	407
Pool # BS6243, 3.87%, 8/1/2032	2,146	2,075
Pool # BZ4466, 4.45%, 8/1/2032	5,000	4,976
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,886
Pool # BS6597, 3.67%, 9/1/2032	820	777
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,692
Pool # BS6423, 3.81%, 9/1/2032	450	432
Pool # BS6505, 3.54%, 10/1/2032	3,283	3,106
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,363
Pool # BS6759, 3.97%, 10/1/2032	4,712	4,569
Pool # AP9632, 4.00%, 10/1/2032	90	88
Pool # AP9762, 4.00%, 10/1/2032	36	35
Pool # BZ4871, 4.23%, 10/1/2032	6,120	6,014
Pool # BS6926, 4.51%, 10/1/2032	3,969	3,971
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,071
Pool # 650230, 6.00%, 10/1/2032	2	2
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,333
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,725
Pool # AQ7084, 3.50%, 12/1/2032	157	152
Pool # BL9886, 1.47%, 1/1/2033	397	333
Pool # BS0391, 1.63%, 1/1/2033	292	246
Pool # BZ6279, 4.20%, 1/1/2033	10,530	10,271
Pool # AT2703, 3.50%, 5/1/2033	366	353
Pool # AT2954, 3.50%, 5/1/2033	271	261
Pool # AT4180, 3.50%, 5/1/2033	237	229
Pool # AT4939, 3.50%, 5/1/2033	197	191
Pool # BS8470, 4.52%, 6/1/2033	1,972	1,970
Pool # BS9351, 4.70%, 9/1/2033	3,907	3,912
Pool # BS9384, 5.04%, 9/1/2033	3,200	3,279
Pool # 754922, 5.50%, 9/1/2033	21	21
Pool # 762520, 4.00%, 11/1/2033	107	104
Pool # 255020, 5.50%, 11/1/2033	9	9
Pool # BS4198, 2.16%, 12/1/2033	8,577	7,356
Pool # BL1011, 4.02%, 12/1/2033	250	241
Pool # BZ5847, 4.83%, 1/1/2034	5,594	5,623
Pool # BZ5848, 4.90%, 1/1/2034	3,521	3,542
Pool # BL3756, 2.92%, 9/1/2034	2,458	2,188
Pool # BZ1884, 4.23%, 9/1/2034	4,250	4,147
Pool # BZ2030, 4.39%, 10/1/2034	3,000	2,937
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,256
Pool # 735881, 6.00%, 11/1/2034	14	14

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM8922, 3.03%, 6/1/2035	1,899	1,789
Pool # BZ4852, 4.49%, 9/1/2035	10,117	9,990
Pool # BZ4781, 5.25%, 9/1/2035	2,061	2,139
Pool # AN0375, 3.76%, 12/1/2035	205	193
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,762
Pool # 849215, 6.50%, 1/1/2036	10	10
Pool # 886320, 6.50%, 7/1/2036	6	6
Pool # 256526, 6.00%, 12/1/2036	2	2
Pool # BS4368, 2.29%, 1/1/2037	4,870	3,998
Pool # 888373, 7.00%, 3/1/2037	1	1
Pool # 256860, 6.50%, 8/1/2037	2	2
Pool # 888796, 6.00%, 9/1/2037	37	37
Pool # 257172, 5.50%, 4/1/2038	1	1
Pool # AO7225, 4.00%, 7/1/2042	190	184
Pool # AO9352, 4.00%, 7/1/2042	295	285
Pool # MA1125, 4.00%, 7/1/2042	242	233
Pool # AR1397, 3.00%, 1/1/2043	571	521
Pool # MA1711, 4.50%, 12/1/2043	946	935
Pool # MA1828, 4.50%, 3/1/2044	743	732
Pool # MA2793, 3.50%, 10/1/2046	44	41
Pool # BF0558, 5.00%, 12/1/2049	2,912	2,924
Pool # BF0091, 3.50%, 5/1/2056	805	729
Pool # BF0101, 3.50%, 6/1/2056	2,583	2,343
Pool # BM6545, 3.50%, 5/1/2058	2,535	2,283
Pool # BF0300, 4.00%, 8/1/2058	6,906	6,520
Pool # BF0464, 3.50%, 3/1/2060	2,033	1,832
Pool # BF0546, 2.50%, 7/1/2061	3,060	2,504
Pool # BF0560, 2.50%, 9/1/2061	3,724	3,048
Pool # BF0590, 2.50%, 12/1/2061	6,078	4,973
Pool # BF0579, 3.00%, 12/1/2061	5,275	4,519
Pool # BF0583, 4.00%, 12/1/2061	3,535	3,269
Pool # BF0759, 2.50%, 5/1/2062	5,173	4,233
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 5.00%, 6/25/2056 (e)	30,000	29,512
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	8	8
Pool # 486537, 7.50%, 9/15/2028	1	1
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 531500, 6.50%, 10/15/2030	37	37
Pool # 591882, 6.50%, 7/15/2032	8	8
Pool # 607645, 6.50%, 2/15/2033	17	17
Pool # 607724, 7.00%, 2/15/2033	15	15
Pool # 604209, 6.50%, 4/15/2033	24	24
Pool # 781614, 7.00%, 6/15/2033	20	21
Pool # BM2141, 5.00%, 7/15/2049	301	303
Pool # CO1916, 5.00%, 9/15/2052	2,529	2,609
GNMA II
Pool # CE5524, ARM, 5.62%, 8/20/2071 (f)	2,509	2,624
Pool # CH7776, ARM, 5.36%, 10/20/2071 (f)	2,971	3,086

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CE5546, ARM, 5.54%, 10/20/2071 (f)	4,894	5,099
Pool # CK7234, ARM, 5.29%, 2/20/2072 (f)	2,580	2,676
Pool # CK2783, ARM, 5.48%, 2/20/2072 (f)	4,779	4,992
Pool # CK2799, ARM, 5.48%, 3/20/2072 (f)	3,971	4,154
Pool # CK2810, ARM, 5.44%, 4/20/2072 (f)	4,792	5,017
Pool # CP1819, ARM, 5.59%, 7/20/2072 (f)	3,802	4,019
Pool # CG5357, ARM, 5.39%, 8/20/2072 (f)	902	949
Pool # CP4923, ARM, 5.70%, 8/20/2072 (f)	5,196	5,463
GNMA II, 30 Year
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	—	—
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2630, 6.50%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	2	2
Pool # 2808, 6.50%, 9/20/2029	6	7
Pool # 3025, 6.50%, 1/20/2031	8	8
Pool # 3068, 6.50%, 4/20/2031	8	9
Pool # 3362, 6.00%, 3/20/2033	16	16
Pool # 3427, 4.50%, 8/20/2033	28	28
Pool # 4840, 7.50%, 9/20/2037	2	2
Pool # 4245, 6.00%, 9/20/2038	256	269
Pool # AK8806, 4.25%, 3/20/2045	529	505
Pool # BA7567, 4.50%, 5/20/2048	34	32
Pool # BO0535, 4.00%, 7/20/2049	1,078	995
Pool # BO8227, 5.00%, 7/20/2049	659	669
Pool # BO8229, 5.00%, 7/20/2049	459	470
Pool # BM9734, 4.00%, 10/20/2049	1,015	954
Pool # BQ4115, 3.00%, 3/20/2050	2,151	1,914
Pool # 785294, 3.50%, 1/20/2051	2,860	2,542
Pool # CB1543, 3.00%, 2/20/2051	2,157	1,919
Pool # 785445, 2.50%, 3/20/2051	7,318	6,176
Pool # MA7705, 2.50%, 11/20/2051	16,852	14,430
Pool # MA7768, 3.00%, 12/20/2051	409	364
Pool # MA7829, 3.50%, 1/20/2052	508	462
Pool # CK2698, 3.00%, 2/20/2052	1,179	1,049
Pool # CK2716, 3.50%, 2/20/2052	3,476	3,092
Pool # MA7936, 2.50%, 3/20/2052	10,143	8,685
Pool # CM2161, 3.00%, 3/20/2052	1,963	1,747
Pool # CM2213, 3.00%, 3/20/2052	398	354
Pool # 786743, 3.50%, 4/20/2052	6,991	6,232
Pool # MA8097, 2.50%, 6/20/2052	14,084	12,059
Pool # CN2859, 4.50%, 6/20/2052	3,458	3,329
Pool # CO4824, 5.00%, 6/20/2052	1,277	1,286
Pool # MA8148, 3.00%, 7/20/2052	14,742	13,133

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CO4865, 5.00%, 7/20/2052	1,778	1,763
Pool # MA8200, 4.00%, 8/20/2052	7,148	6,706
Pool # MA8265, 3.00%, 9/20/2052	12,319	10,977
Pool # CO8413, 4.50%, 9/20/2052	4,131	3,977
Pool # MA8343, 2.50%, 10/20/2052	4,168	3,572
Pool # MA8346, 4.00%, 10/20/2052	10,507	9,882
Pool # MA8485, 2.50%, 12/20/2052	7,033	6,028
Pool # MA8721, 3.00%, 3/20/2053	4,968	4,435
Pool # MA8797, 3.50%, 4/20/2053	9,864	9,069
Pool # CT7445, 6.00%, 4/20/2053	1,051	1,084
Pool # MA9011, 2.50%, 7/20/2053	196	168
Pool # MA9301, 3.50%, 11/20/2053	2,738	2,506
Pool # MA9484, 3.50%, 2/20/2054	2,186	1,990
Pool # MA9720, 3.00%, 6/20/2054	193	172
Pool # MB0142, 3.00%, 1/20/2055	8,869	7,893
Pool # MB0360, 2.50%, 5/20/2055	7,689	6,586
Pool # 788620, 2.50%, 3/20/2056	15,664	13,454
GNMA II, Other
Pool # 4385, 5.00%, 3/20/2039	7	6
Pool # 787980, 4.00%, 5/20/2065	5,892	5,513
Pool # 788066, 4.00%, 7/20/2065	8,675	8,127
Total Mortgage-Backed Securities (Cost $904,435)		891,761
Asset-Backed Securities — 11.4%
Academic Loan Funding Trust Series 2013-1A, Class A, 4.53%, 12/26/2044 (b) (f)	327	321
Air Canada Pass-Through Trust (Canada)
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	146	144
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	311	296
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	440	417
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	15	15
Series 2016-3, Class AA, 3.00%, 10/15/2028	121	117
Series 2019-1, Class A, 3.50%, 2/15/2032	2,023	1,855
American Credit Acceptance Receivables Trust Series 2025-2, Class C, 5.11%, 4/14/2031 (b)	100	101
AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	212	213
AMSR Trust
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (b)	850	799
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,579
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (b)	115	112
Series 2025-SFR1, Class B, 3.66%, 6/17/2042 (b)	2,700	2,544
Series 2026-SFR1, Class A, 3.78%, 4/17/2043 (b)	3,404	3,212
Series 2026-SFR1, Class C, 3.78%, 4/17/2043 (b)	6,000	5,543
Ansley Park Capital LLC Series 2025-A, Class C, 4.82%, 4/20/2035 (b)	3,395	3,339
Aqua Finance Issuer Trust
Series 2025-A, Class B, 5.56%, 12/19/2050 (b)	2,927	2,944
Series 2026-A, Class A, 4.76%, 4/17/2051 (b)	2,962	2,938
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	115	117

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2A, Class B, 5.51%, 8/20/2031 (b)	1,500	1,515
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	1,617	1,626
BDS LLC Series 2026-FL17, Class A, 5.00%, 5/19/2043 (b) (f)	6,818	6,820
BG Beta Ltd. (Cayman Islands) 6.28%, 7/16/2054 ‡	2,702	2,705
Bridge Trust
Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (b)	201	194
Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (b)	1,795	1,674
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class B, 5.37%, 10/16/2028	1,716	1,719
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	290	283
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	466	451
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	488	463
Business Jet Securities LLC Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	159	158
Carmax Auto Owner Trust Series 2025-2, Class A4, 4.65%, 11/15/2030	3,730	3,749
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	783	750
Carvana Auto Receivables Trust
Series 2021-P4, Class A4, 1.64%, 12/10/2027	89	89
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (b)	262	263
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (g)	397	394
Chase Funding Trust Series 2003-6, Class 1A7, 4.82%, 11/25/2034 (g)	148	145
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	874
CNH Equipment Trust Series 2022-C, Class A3, 5.15%, 4/17/2028	42	42
Consumer Portfolio Services Auto Trust Series 2025-B, Class C, 5.12%, 7/15/2031 (b)	3,276	3,296
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	158	152
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,891
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	3,180	2,992
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	1,103	1,108
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	502	503
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	242	242
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	1,805	1,812
6.95%, 2/15/2034 ‡	6,000	6,023
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	2,400	2,408
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	4,500	4,537
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	4,200	4,218
Series 2025-2A, Class C, 5.38%, 3/17/2036 (b)	7,751	7,755
Credit One (Nigeria) 6.47%, 2/25/2029 ‡ (b)	4,000	3,998
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	556	564
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.60%, 10/25/2034 (f)	10	10
D2 Multifamily Credit Issuer Ltd. (Cayman Islands) Series 2026-FL1, Class A, 5.11%, 11/19/2043 (b) (f)	6,285	6,291
Dec
6.02%, 3/13/2030 ‡ (b)	4,000	4,000
6.91%, 1/15/2031 ‡ (b)	4,000	4,000
Deephaven Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (b) (g)	6,105	6,087
Series 2026-CES1, Class A1A, 5.31%, 3/25/2061 (b) (g)	5,587	5,565

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	179	177
Series 2020-1, Class AA, 2.00%, 6/10/2028	234	226
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	2,564	2,558
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 (b)	2,903	2,921
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043	1,141	1,165
Drive Auto Receivables Trust
Series 2025-1, Class C, 4.99%, 9/15/2032	135	136
Series 2025-2, Class D, 4.90%, 12/15/2032	4,950	4,916
DT Auto Owner Trust Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	2,554	2,597
EJ 6.37%, 10/10/2041 ‡	4,825	4,825
Energy Assets 8.11%, 8/25/2044 ‡	926	931
Enterprise Fleet Financing LLC Series 2025-2, Class A4, 4.58%, 12/22/2031 (b)	2,880	2,890
Exeter Automobile Receivables Trust
Series 2025-4A, Class C, 4.57%, 6/16/2031	300	299
Series 2025-3A, Class C, 5.09%, 10/15/2031	195	196
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,400	6,399
Series 2025-5A, Class C, 4.68%, 3/15/2032	3,400	3,387
Series 2025-5A, Class D, 5.16%, 3/15/2032	2,898	2,899
Series 2026-2A, Class C, 4.91%, 8/16/2032	4,494	4,481
FIGRE Trust Series 2026-HE4, Class A, 5.30%, 5/25/2056 (b) (f)	4,910	4,890
FirstKey Homes Trust
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (b)	3,466	3,463
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	4,000	3,973
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (b)	8,600	8,540
FMC GMSR Issuer Trust
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	4,300	4,139
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	3,370	3,244
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (f)	5,950	5,896
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	6,003
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (b) (f)	5,000	4,933
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (b)	4,320	4,320
Foundation Finance Trust Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	141	140
FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	2,972	3,005
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	11	10
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	1,450	1,461
Series 2023-3A, Class C, 6.01%, 5/15/2029 (b)	1,300	1,306
Series 2025-2A, Class C, 5.11%, 1/15/2031 (b)	190	191
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	6,980	7,054
Series 2024-3A, Class C, 5.21%, 2/18/2031 (b)	2,500	2,521
Series 2025-3A, Class D, 5.16%, 6/16/2031 (b)	2,970	2,962
Series 2025-4A, Class D, 5.13%, 8/15/2031 (b)	6,000	5,972
GM Financial Consumer Automobile Receivables Trust Series 2023-1, Class A3, 4.66%, 2/16/2028	21	21
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	972	836
Series 2023-1A, Class A, 5.90%, 1/17/2061 (b)	2,338	2,313
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	195	180

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GoodLeap Home Improvement Solutions Trust Series 2026-1A, Class A, 5.31%, 12/20/2049 (b)	9,224	9,187
Grene Energy Senio 0.00%, 1/25/2027 ‡	198	160
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (f)	4,830	4,855
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	518	483
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	55	53
HERO Funding Trust
Series 2016-2A, Class A, 3.75%, 9/20/2041 (b)	12	12
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	203	189
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	537	508
Hilton Grand Vacations Trust
Series 2022-1D, Class A, 3.61%, 6/20/2034 (b)	24	24
Series 2024-2A, Class B, 5.65%, 3/25/2038 (b)	62	63
Series 2024-1B, Class A, 5.75%, 9/15/2039 (b)	43	44
Series 2025-2A, Class A, 4.54%, 5/25/2044 (b)	4,714	4,702
HINNT LLC Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	1,709	1,726
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (b)	5,982	5,979
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	5,000	4,980
Invitation Homes Trust
Series 2024-SFR1, Class A, 4.00%, 9/17/2041 (b)	199	194
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	3,525	3,376
Jonah 0.00%, 12/10/2037 ‡ (b)	1,922	1,924
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 (b)	1,011	1,024
Series 2025-1A, Class A1, 6.59%, 12/10/2040 (b)	2,348	2,348
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.90%, 8/25/2038 (b) (f)	530	8
Series 2013-2, Class A, IO, 1.77%, 3/25/2039 (b) (f)	443	11
Series 2015-2, Class A, IO, 2.75%, 7/25/2041 ‡ (b) (f)	366	35
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,771
Mariner Finance Issuance Trust Series 2024-AA, Class A, 5.13%, 9/22/2036 (b)	250	251
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	10	10
Mercury Financial Credit Card Master Trust
Series 2026-1A, Class A, 5.34%, 2/20/2032 (b)	9,060	9,052
Series 2026-1A, Class B, 6.31%, 2/20/2032 (b)	1,180	1,179
Series 2026-2A, Class B, 5.46%, 6/21/2032 (b)	10,287	10,312
Midcon Energy Asset Issuer LLC 5.31%, 2/27/2051 ‡ (f)	4,722	4,722
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	185	186
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	1,206	1,227
MVW LLC
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	3,266	3,276
Series 2026-1A, Class B, 4.97%, 3/20/2043 (b)	2,605	2,594
Series 2025-2A, Class B, 4.72%, 10/20/2044 (b)	6,326	6,248
Series 2025-2A, Class C, 4.97%, 10/20/2044 (b)	3,378	3,298
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 4.84%, 11/25/2033 (g)	148	146
Series 2003-5, Class AI7, 4.84%, 11/25/2033 (f)	—	—
Nexgen, Inc. 0.00%, 11/16/2033 ‡ (f)	3,498	3,494

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Nexus Nova 6.50%, 11/8/2028 ‡	4,000	4,000
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (b)	7,016	6,825
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	779	772
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (b)	4,000	4,062
Oportun Issuance Trust
Series 2025-D, Class B, 5.31%, 2/8/2033 (b)	8,375	8,362
Series 2025-B, Class B, 5.28%, 5/9/2033 (b)	2,000	2,002
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (b)	5,900	5,985
Perimeter Master Note Business Trust Series 2025-1A, Class A, 5.58%, 12/16/2030 (b)	6,550	6,512
Piper ABS Issuer LLC Series 2025-1A, Class A1, 5.29%, 1/15/2046 ‡	5,859	5,859
Porsche Innovative Lease Owner Trust Series 2024-1A, Class A4, 4.66%, 2/20/2030 (b)	4,230	4,244
Post Road Equipment Finance LLC Series 2026-1A, Class B, 4.91%, 2/15/2033 (b)	3,171	3,164
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (b)	4,351	4,334
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,957
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	3,432
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,676
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (b)	540	519
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	4,000	3,820
Series 2024-SFR3, Class A, 3.00%, 6/17/2041 (b)	238	225
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (b)	359	340
Series 2024-SFR5, Class A, 3.00%, 8/17/2041 (b)	247	233
Series 2024-SFR5, Class D, 3.38%, 8/17/2041 (b) (f)	1,892	1,757
Series 2025-SFR2, Class C, 3.56%, 4/17/2042 (b)	7,399	6,891
Series 2025-SFR3, Class B, 3.39%, 7/17/2042 (b)	4,250	3,959
Series 2025-SFR5, Class C, 4.00%, 10/17/2042 (b)	1,747	1,638
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (b)	2,536	2,366
Series 2025-SFR6, Class C, 4.00%, 12/17/2042 (b)	3,200	3,003
Series 2026-SFR2, Class A, 4.24%, 5/17/2043 (b)	5,145	4,967
Series 2026-SFR2, Class B, 4.32%, 5/17/2043 (b)	4,605	4,412
Purewest ABS Issuer LLC Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	4,938	4,919
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (g)	287	66
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	286	264
Series 2017-2A, Class A, 3.22%, 9/22/2053 (b)	23	20
Series 2024-1A, Class A, 6.21%, 11/20/2059 (b)	3,726	3,724
Research-Driven Pagaya Motor Asset Trust Series 2026-2A, Class A3, 5.38%, 2/26/2035 (b)	8,900	8,914
Revolution III Abs LLC 6.18%, 3/28/2046 ‡	4,189	4,189
Santander Drive Auto Receivables Trust
Series 2024-2, Class C, 5.84%, 6/17/2030	120	122
Series 2022-5, Class D, 5.67%, 12/16/2030	4,182	4,206
Series 2022-6, Class D, 5.69%, 2/18/2031	5,800	5,837
Series 2022-7, Class C, 6.69%, 3/17/2031	123	125
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,816
Series 2024-4, Class D, 5.32%, 12/15/2031	1,550	1,560
Series 2025-4, Class C, 4.52%, 1/15/2032	2,740	2,729
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	186	188

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	2,280	2,318
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	3,815	3,926
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (b)	3,500	3,542
Series 2025-2A, Class C, 4.82%, 6/20/2036 (b)	4,460	4,359
Series 2025-2A, Class D, 5.33%, 6/20/2036 (b)	2,705	2,648
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (g)	129	110
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A, 5.14%, 6/20/2041 (b)	84	84
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3, 4.47%, 7/20/2028 (b)	100	100
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	2,311	2,377
Towd Point Mortgage Trust
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (b) (g)	4,068	4,015
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (b) (g)	3,954	3,943
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,823
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	125	125
United Airlines Pass-Through Trust
Series 2016-1, Class A, 3.45%, 7/7/2028	433	418
Series 2018-1, Class AA, 3.50%, 3/1/2030	487	472
Series 2018-1, Class A, 3.70%, 3/1/2030	1,064	1,018
Series 2019-1, Class AA, 4.15%, 8/25/2031	685	666
Series 2019-1, Class A, 4.55%, 8/25/2031	613	592
Series 2019-2, Class AA, 2.70%, 5/1/2032	927	846
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,396	1,429
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	1,249	1,279
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2026 ‡ (b)	4,080	1,267
VFI ABS LLC Series 2025-1A, Class B, 4.97%, 12/24/2030 (b)	1,590	1,589
vMobo, Inc. 7.46%, 7/18/2027 ‡	5,998	5,735
Western Funding Auto Loan Trust Series 2025-1, Class A, 4.75%, 7/16/2035 (b)	200	201
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	902	903
Series 2023-3A, Class C, 6.02%, 9/15/2028 (b)	2,815	2,828
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	2,632	2,656
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	2,897	2,931
Wingspire Equipment Finance LLC Series 2024-1A, Class B, 5.06%, 9/20/2032 (b)	4,000	4,022
Wolf Energy Asset Issuer LLC 5.70%, 7/25/2050 ‡	2,570	2,570
Total Asset-Backed Securities (Cost $531,569)		528,786
Collateralized Mortgage Obligations — 4.8%
Al, 5.59%, 10/25/2029 ‡	7,000	7,000
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,689	1,717
Series 2005-1CB, Class 1A6, IF, IO, 3.40%, 3/25/2035 (f)	219	23
Series 2005-22T1, Class A2, IF, IO, 1.37%, 6/25/2035 (f)	2,507	161
Series 2005-20CB, Class 3A8, IF, IO, 1.05%, 7/25/2035 (f)	812	30
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	739	626
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	46	16
Series 2005-37T1, Class A2, IF, IO, 1.35%, 9/25/2035 (f)	1,660	97
Series 2005-54CB, Class 1A2, IF, IO, 1.15%, 11/25/2035 (f)	1,205	51
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	478	359

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-57CB, Class 3A2, IF, IO, 1.40%, 12/25/2035 (f)	363	24
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	204	179
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	816	368
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (f)	3,435	3,444
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (b) (g)	3,515	3,513
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	5	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	181	165
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	36	25
Series 2004-2, Class 30, PO, 9/20/2034	54	42
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	96	87
Series 2005-7, Class 30, PO, 11/25/2035	43	44
Series 2005-8, Class 30, PO, 1/25/2036	25	14
Series 2006-A, Class 3A2, 4.58%, 2/20/2036 (f)	69	62
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.27%, 2/25/2034 (f)	16	16
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 6.25%, 10/25/2033 (f)	8	8
Series 2004-1, Class 12A1, 4.92%, 4/25/2034 (f)	97	86
Series 2004-2, Class 14A, 4.24%, 5/25/2034 (f)	16	15
Series 2006-1, Class A1, 5.95%, 2/25/2036 (f)	199	193
BVRT LLC Series 2025-1, Class B, 3.64%, 5/10/2033 ‡ (b) (f)	3,568	3,467
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (b) (g)	7,170	7,191
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (b) (g)	3,565	3,540
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 (b) (g)	4,341	4,323
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	4,700	4,730
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 4.82%, 5/20/2034 (f)	19	18
Series 2004-HYB3, Class 2A, 4.24%, 6/20/2034 (f)	70	67
Series 2004-7, Class 2A1, 4.77%, 6/25/2034 (f)	51	48
Series 2004-HYB6, Class A3, 5.23%, 11/20/2034 (f)	72	70
Series 2005-16, Class A23, 5.50%, 9/25/2035	167	99
Series 2005-22, Class 2A1, 4.78%, 11/25/2035 (f)	432	357
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035	23	14
Series 2005-8, Class A, PO, 11/25/2035	43	25
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.74%, 9/25/2033 (f)	8	7
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 6.23%, 8/25/2034 (f)	6	6
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	71	70
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	5	4
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	3	3

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	7	6
Series 2005-1, Class 2A1A, 3.11%, 2/25/2035 (f)	104	92
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	59	59
Series 2005-5, Class 1A2, 4.11%, 8/25/2035 (f)	125	106
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (f)	113	116
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	23	23
Series 2003-25, Class 1P, PO, 10/25/2033	56	43
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	349	348
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	736	734
CVS Pass-Through Trust, 5.77%, 1/10/2033 (b)	22	22
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	2,446	2,446
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (g)	5,287	4,818
Series 2017-4, Class M45T, 4.50%, 6/25/2057	2,372	2,313
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,102	1,887
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,725	1,439
Series 2019-4, Class M55D, 4.00%, 2/25/2059	64	59
Series 2020-1, Class MA, 2.50%, 8/25/2059	3,991	3,707
Series 2022-1, Class MTU, 3.25%, 11/25/2061	2,765	2,390
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,121	3,450
Series 2024-1, Class MT, 3.00%, 11/25/2063	1,929	1,624
Series 2024-2, Class MT, 3.50%, 5/25/2064	6,019	5,272
FHLMC, REMIC
Series 1890, Class H, 7.50%, 9/15/2026	—	—
Series 1899, Class ZE, 8.00%, 9/15/2026	—	—
Series 1963, Class Z, 7.50%, 1/15/2027	1	1
Series 1935, Class FL, 4.46%, 2/15/2027 (f)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	—	—
Series 1970, Class PG, 7.25%, 7/15/2027	—	—
Series 1987, Class PE, 7.50%, 9/15/2027	2	2
Series 2019, Class Z, 6.50%, 12/15/2027	4	4
Series 2038, Class PN, IO, 7.00%, 3/15/2028	3	—
Series 2040, Class PE, 7.50%, 3/15/2028	5	5
Series 4251, Class KW, 2.50%, 4/15/2028	383	378
Series 2043, Class CJ, 6.50%, 4/15/2028	1	1
Series 2054, Class PV, 7.50%, 5/15/2028	3	3
Series 2075, Class PM, 6.25%, 8/15/2028	14	15
Series 2075, Class PH, 6.50%, 8/15/2028	13	13
Series 2086, Class GB, 6.00%, 9/15/2028	3	3
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	6	—
Series 2095, Class PE, 6.00%, 11/15/2028	17	17
Series 2125, Class JZ, 6.00%, 2/15/2029	8	8
Series 2136, Class PG, 6.00%, 3/15/2029	8	8
Series 2132, Class SB, IF, 14.24%, 3/15/2029 (f)	1	2
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2169, Class TB, 7.00%, 6/15/2029	22	22

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2163, Class PC, IO, 7.50%, 6/15/2029	2	—
Series 2172, Class QC, 7.00%, 7/15/2029	20	20
Series 2176, Class OJ, 7.00%, 8/15/2029	18	18
Series 2201, Class C, 8.00%, 11/15/2029	3	3
Series 2209, Class TC, 8.00%, 1/15/2030	7	7
Series 2210, Class Z, 8.00%, 1/15/2030	17	18
Series 2224, Class CB, 8.00%, 3/15/2030	4	4
Series 2230, Class Z, 8.00%, 4/15/2030	9	9
Series 2234, Class PZ, 7.50%, 5/15/2030	9	9
Series 2247, Class Z, 7.50%, 8/15/2030	11	11
Series 2256, Class MC, 7.25%, 9/15/2030	7	7
Series 2259, Class ZM, 7.00%, 10/15/2030	20	21
Series 2262, Class Z, 7.50%, 10/15/2030	2	2
Series 2271, Class PC, 7.25%, 12/15/2030	22	23
Series 2296, Class PD, 7.00%, 3/15/2031	14	14
Series 2319, Class FD, 4.46%, 5/15/2031 (f)	1	1
Series 2313, Class LA, 6.50%, 5/15/2031	5	5
Series 2325, Class PM, 7.00%, 6/15/2031	11	11
Series 2359, Class ZB, 8.50%, 6/15/2031	33	35
Series 2344, Class ZD, 6.50%, 8/15/2031	108	112
Series 2344, Class ZJ, 6.50%, 8/15/2031	14	14
Series 2345, Class NE, 6.50%, 8/15/2031	14	14
Series 2351, Class PZ, 6.50%, 8/15/2031	10	10
Series 2353, Class AZ, 6.00%, 9/15/2031	56	57
Series 2367, Class ME, 6.50%, 10/15/2031	27	28
Series 2396, Class FM, 4.21%, 12/15/2031 (f)	4	4
Series 2399, Class OH, 6.50%, 1/15/2032	23	24
Series 2399, Class TH, 6.50%, 1/15/2032	35	37
Series 2464, Class SI, IF, IO, 4.24%, 2/15/2032 (f)	62	5
Series 2410, Class QX, IF, IO, 4.89%, 2/15/2032 (f)	10	1
Series 2410, Class NG, 6.50%, 2/15/2032	28	29
Series 2420, Class XK, 6.50%, 2/15/2032	39	40
Series 2412, Class SP, IF, 8.59%, 2/15/2032 (f)	30	32
Series 2410, Class QS, IF, 9.73%, 2/15/2032 (f)	27	29
Series 2444, Class ES, IF, IO, 4.19%, 3/15/2032 (f)	23	2
Series 2450, Class SW, IF, IO, 4.24%, 3/15/2032 (f)	19	1
Series 2448, Class FT, 4.76%, 3/15/2032 (f)	6	6
Series 2430, Class WF, 6.50%, 3/15/2032	66	68
Series 2423, Class MC, 7.00%, 3/15/2032	35	36
Series 2423, Class MT, 7.00%, 3/15/2032	28	29
Series 2435, Class CJ, 6.50%, 4/15/2032	37	39
Series 2434, Class TC, 7.00%, 4/15/2032	35	37
Series 2436, Class MC, 7.00%, 4/15/2032	11	11
Series 2455, Class GK, 6.50%, 5/15/2032	72	75
Series 2450, Class GZ, 7.00%, 5/15/2032	24	26
Series 2462, Class JG, 6.50%, 6/15/2032	36	38
Series 2466, Class PH, 6.50%, 6/15/2032	63	65
Series 2474, Class NR, 6.50%, 7/15/2032	37	38

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2484, Class LZ, 6.50%, 7/15/2032	38	39
Series 2505, Class D, 5.50%, 9/15/2032	13	13
Series 2500, Class MC, 6.00%, 9/15/2032	28	28
Series 2501, Class PW, 6.00%, 9/15/2032	7	7
Series 2835, Class QO, PO, 12/15/2032	5	5
Series 2543, Class YX, 6.00%, 12/15/2032	80	82
Series 2544, Class HC, 6.00%, 12/15/2032	41	42
Series 2552, Class ME, 6.00%, 1/15/2033	92	94
Series 2567, Class QD, 6.00%, 2/15/2033	106	109
Series 2575, Class ME, 6.00%, 2/15/2033	239	246
Series 2596, Class QG, 6.00%, 3/15/2033	50	52
Series 2586, Class WI, IO, 6.50%, 3/15/2033	22	3
Series 2631, Class SA, IF, 7.96%, 6/15/2033 (f)	2	2
Series 2692, Class SC, IF, 5.77%, 7/15/2033 (f)	18	19
Series 4240, Class B, 3.00%, 8/15/2033	1,571	1,509
Series 2733, Class SB, IF, 4.63%, 10/15/2033 (f)	16	15
Series 2780, Class SY, IF, 8.23%, 11/15/2033 (f)	1	1
Series 3920, Class LP, 5.00%, 1/15/2034	210	213
Series 2744, Class PE, 5.50%, 2/15/2034	—	—
Series 3611, PO, 7/15/2034	17	15
Series 2990, Class UZ, 5.75%, 6/15/2035	554	574
Series 3004, Class EK, 5.50%, 7/15/2035	1,007	1,033
Series 3014, Class OD, PO, 8/15/2035	15	13
Series 3085, Class WF, 4.56%, 8/15/2035 (f)	38	38
Series 3012, Class ZE, 5.75%, 8/15/2035	39	40
Series 3047, Class OD, 5.50%, 10/15/2035	127	129
Series 3074, Class BH, 5.00%, 11/15/2035	34	34
Series 3064, Class MC, 5.50%, 11/15/2035	2,058	2,103
Series 3102, Class FB, 4.06%, 1/15/2036 (f)	3	3
Series 3102, Class HS, IF, 10.79%, 1/15/2036 (f)	5	6
Series 3117, Class EO, PO, 2/15/2036	88	79
Series 3117, Class OK, PO, 2/15/2036	55	48
Series 3134, PO, 3/15/2036	14	12
Series 3152, Class MO, PO, 3/15/2036	69	61
Series 3122, Class ZB, 6.00%, 3/15/2036	36	37
Series 3138, PO, 4/15/2036	74	64
Series 3607, Class BO, PO, 4/15/2036	38	34
Series 3219, Class DI, IO, 6.00%, 4/15/2036	49	8
Series 3819, Class ZQ, 6.00%, 4/15/2036	300	312
Series 3149, Class SO, PO, 5/15/2036	13	10
Series 3233, Class OP, PO, 5/15/2036	21	17
Series 3171, Class MO, PO, 6/15/2036	7	6
Series 3179, Class OA, PO, 7/15/2036	54	47
Series 3194, Class SA, IF, IO, 3.34%, 7/15/2036 (f)	17	1
Series 3211, Class SO, PO, 9/15/2036	68	60
Series 3218, Class AO, PO, 9/15/2036	34	28
Series 3232, Class ST, IF, IO, 2.94%, 10/15/2036 (f)	108	7
Series 3256, PO, 12/15/2036	46	39

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4476, Class CM, 3.50%, 12/15/2036	188	183
Series 3261, Class OA, PO, 1/15/2037	56	47
Series 3260, Class CS, IF, IO, 2.38%, 1/15/2037 (f)	100	8
Series 3274, Class JO, PO, 2/15/2037	17	15
Series 3275, Class FL, 4.20%, 2/15/2037 (f)	13	13
Series 3290, Class SB, IF, IO, 2.69%, 3/15/2037 (f)	137	10
Series 3318, Class AO, PO, 5/15/2037	2	2
Series 3607, PO, 5/15/2037	69	57
Series 3315, Class HZ, 6.00%, 5/15/2037	57	59
Series 3326, Class JO, PO, 6/15/2037	5	4
Series 3331, PO, 6/15/2037	58	50
Series 3607, Class OP, PO, 7/15/2037	162	139
Series 4048, Class FJ, 4.17%, 7/15/2037 (f)	150	148
Series 3385, Class SN, IF, IO, 2.24%, 11/15/2037 (f)	22	1
Series 3387, Class SA, IF, IO, 2.66%, 11/15/2037 (f)	86	6
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (g)	310	2
Series 3404, Class SC, IF, IO, 2.24%, 1/15/2038 (f)	122	10
Series 3424, Class PI, IF, IO, 3.04%, 4/15/2038 (f)	107	10
Series 3461, Class LZ, 6.00%, 6/15/2038	4	4
Series 3481, Class SJ, IF, IO, 2.09%, 8/15/2038 (f)	120	9
Series 3511, Class SA, IF, IO, 2.24%, 2/15/2039 (f)	87	6
Series 4701, Class CH, 3.00%, 7/15/2039	74	71
Series 3549, Class FA, 4.96%, 7/15/2039 (f)	6	7
Series 3621, Class BO, PO, 1/15/2040	52	45
Series 3632, Class BS, IF, 4.98%, 2/15/2040 (f)	16	16
Series 3747, Class PY, 4.00%, 10/15/2040	461	449
Series 3925, Class FL, 4.21%, 1/15/2041 (f)	7	7
Series 3844, Class DB, 4.50%, 4/15/2041	31	31
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	49	46
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	159	155
Series 3871, Class JB, 5.50%, 6/15/2041	19	20
Series 3924, Class LC, 4.00%, 9/15/2041	173	166
Series 3957, Class B, 4.00%, 11/15/2041	56	54
Series 3966, Class NA, 4.00%, 12/15/2041	149	144
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	2,037
Series 4928, Class PB, 2.50%, 9/25/2048	314	291
Series 4902, Class BA, 3.00%, 1/25/2049	198	181
Series 4865, Class PE, 3.00%, 3/15/2049	160	153
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	110	17
Series 233, Class 13, IO, 5.00%, 9/15/2035	151	21
Series 269, Class 30, 3.00%, 8/15/2042	31	29
Series 299, Class 300, 3.00%, 1/15/2043	777	709
Series 310, PO, 9/15/2043	451	348
Series 323, Class 300, 3.00%, 1/15/2044	644	584
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.44%, 7/25/2032 (f)	152	139
Series T-76, Class 2A, 2.11%, 10/25/2037 (f)	404	369

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	130	128
Series T-54, Class 2A, 6.50%, 2/25/2043	712	745
Series T-54, Class 3A, 7.00%, 2/25/2043	199	203
Series T-58, Class A, PO, 9/25/2043	42	35
Series T-59, Class 1AP, PO, 10/25/2043	107	54
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 4.70%, 10/25/2034 (f)	45	45
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	303	126
Series 2007-FA4, Class 1A2, IF, IO, 1.95%, 8/25/2037 (f)	785	52
FNMA REMIC Trust Series 2007-42, Class AO, PO, 5/25/2037	3	2
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	38	40
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	47	48
Series 2004-W15, Class 2AF, 3.98%, 8/25/2044 (f)	78	77
Series 2005-W3, Class 2AF, 3.95%, 3/25/2045 (f)	214	212
Series 2006-W2, Class 1AF1, 3.95%, 2/25/2046 (f)	68	67
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,802	4,738
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	297	311
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	154	157
FNMA, REMIC
Series 1997-27, Class J, 7.50%, 4/18/2027	—	—
Series 1997-29, Class J, 7.50%, 4/20/2027	1	1
Series 1997-39, Class PD, 7.50%, 5/20/2027	3	3
Series 2012-98, Class KY, 3.50%, 9/25/2027	224	223
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	2	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	4	4
Series 1999-17, Class C, 6.35%, 4/25/2029	3	3
Series 1999-62, Class PB, 7.50%, 12/18/2029	3	3
Series 2000-2, Class ZE, 7.50%, 2/25/2030	14	14
Series 2010-136, Class BA, 3.50%, 12/25/2030	150	147
Series 2000-52, IO, 8.50%, 1/25/2031	3	—
Series 2001-7, Class PF, 7.00%, 3/25/2031	3	3
Series 2011-31, Class DB, 3.50%, 4/25/2031	395	386
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	26	3
Series 2001-30, Class PM, 7.00%, 7/25/2031	20	20
Series 2001-36, Class DE, 7.00%, 8/25/2031	26	27
Series 2001-49, Class Z, 6.50%, 9/25/2031	8	9
Series 2001-44, Class MY, 7.00%, 9/25/2031	54	56
Series 2001-44, Class PD, 7.00%, 9/25/2031	5	5
Series 2001-44, Class PU, 7.00%, 9/25/2031	10	10
Series 2001-52, Class KB, 6.50%, 10/25/2031	9	10
Series 2003-52, Class SX, IF, 11.77%, 10/25/2031 (f)	12	13
Series 2001-61, Class Z, 7.00%, 11/25/2031	81	84
Series 2001-72, Class SX, IF, 8.79%, 12/25/2031 (f)	1	1
Series 2002-1, Class SA, IF, 13.08%, 2/25/2032 (f)	5	6
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	33	—
Series 2002-11, Class QF, 4.23%, 3/25/2032 (f)	1	1

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	2	2
Series 2002-21, Class PE, 6.50%, 4/25/2032	21	22
Series 2002-28, Class PK, 6.50%, 5/25/2032	53	54
Series 2012-66, Class CB, 3.00%, 6/25/2032	1,366	1,318
Series 2002-37, Class Z, 6.50%, 6/25/2032	16	17
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	33	2
Series 2002-51, Class FZ, 4.23%, 8/25/2032 (f)	3	3
Series 2002-48, Class GH, 6.50%, 8/25/2032	76	79
Series 2002-52, Class FG, 4.23%, 9/25/2032 (f)	2	2
Series 2002-68, Class FT, 4.06%, 10/18/2032 (f)	—	—
Series 2002-64, Class FE, 4.11%, 10/18/2032 (f)	—	—
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	9	9
Series 2004-59, Class BG, PO, 12/25/2032	30	27
Series 2002-77, Class S, IF, 7.65%, 12/25/2032 (f)	13	13
Series 2002-95, Class FT, 4.23%, 1/25/2033 (f)	1	1
Series 2002-97, Class GB, 5.50%, 1/25/2033	3	3
Series 2003-22, Class UD, 4.00%, 4/25/2033	323	317
Series 2003-35, Class UC, 3.75%, 5/25/2033	—	—
Series 2003-42, Class GB, 4.00%, 5/25/2033	26	25
Series 2003-34, Class AX, 6.00%, 5/25/2033	51	52
Series 2003-34, Class ED, 6.00%, 5/25/2033	235	241
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	11	1
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	88	11
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	175	12
Series 2003-47, Class PE, 5.75%, 6/25/2033	48	49
Series 2003-64, Class SX, IF, 4.34%, 7/25/2033 (f)	12	12
Series 2003-87, Class SL, IF, 5.37%, 7/25/2033 (f)	21	21
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-71, Class DS, IF, 2.45%, 8/25/2033 (f)	117	107
Series 2003-74, Class SH, IF, 3.46%, 8/25/2033 (f)	27	25
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	113	12
Series 2003-91, Class SD, IF, 6.29%, 9/25/2033 (f)	20	20
Series 2013-101, Class AE, 3.00%, 10/25/2033	1,384	1,330
Series 2013-101, Class E, 3.00%, 10/25/2033	1,351	1,299
Series 2013-108, Class GU, 3.00%, 10/25/2033	1,672	1,601
Series 2003-116, Class SB, IF, IO, 3.87%, 11/25/2033 (f)	110	8
Series 2006-44, Class P, PO, 12/25/2033	263	231
Series 2003-131, Class CH, 5.50%, 1/25/2034	15	16
Series 2003-130, Class SX, IF, 5.93%, 1/25/2034 (f)	1	1
Series 2004-25, Class SA, IF, 9.28%, 4/25/2034 (f)	36	38
Series 2004-46, Class SK, IF, 6.25%, 5/25/2034 (f)	56	59
Series 2004-46, Class QB, IF, 9.09%, 5/25/2034 (f)	41	43
Series 2004-36, Class SA, IF, 9.28%, 5/25/2034 (f)	106	114
Series 2004-51, Class SY, IF, 6.79%, 7/25/2034 (f)	22	22
Series 2005-56, Class S, IF, IO, 2.98%, 7/25/2035 (f)	131	8
Series 2005-66, Class SG, IF, 8.06%, 7/25/2035 (f)	42	45
Series 2005-68, Class PG, 5.50%, 8/25/2035	83	85

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-72, Class SB, IF, 7.56%, 8/25/2035 (f)	1	1
Series 2005-84, Class XM, 5.75%, 10/25/2035	185	188
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,019	1,039
Series 2005-109, Class PC, 6.00%, 12/25/2035	42	43
Series 2006-16, Class OA, PO, 3/25/2036	36	32
Series 2006-22, Class AO, PO, 4/25/2036	67	60
Series 2006-23, Class KO, PO, 4/25/2036	8	7
Series 2006-44, Class GO, PO, 6/25/2036	101	90
Series 2006-53, Class US, IF, IO, 2.85%, 6/25/2036 (f)	148	10
Series 2006-56, PO, 7/25/2036	69	62
Series 2006-58, PO, 7/25/2036	46	40
Series 2006-58, Class AP, PO, 7/25/2036	100	81
Series 2006-65, Class QO, PO, 7/25/2036	67	58
Series 2006-56, Class FC, 4.02%, 7/25/2036 (f)	124	123
Series 2006-58, Class FL, 4.19%, 7/25/2036 (f)	11	11
Series 2006-60, Class DZ, 6.50%, 7/25/2036	1,595	1,664
Series 2011-19, Class ZY, 6.50%, 7/25/2036	5	6
Series 2006-72, Class TO, PO, 8/25/2036	12	10
Series 2006-79, Class DO, PO, 8/25/2036	50	42
Series 2007-7, Class SG, IF, IO, 2.77%, 8/25/2036 (f)	746	66
Series 2006-77, Class PC, 6.50%, 8/25/2036	88	90
Series 2006-90, Class AO, PO, 9/25/2036	23	21
Series 2008-42, Class AO, PO, 9/25/2036	24	21
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	278	44
Series 2006-109, PO, 11/25/2036	25	22
Series 2006-110, PO, 11/25/2036	120	105
Series 2006-111, Class EO, PO, 11/25/2036	16	13
Series 2006-124, Class HB, 6.10%, 11/25/2036 (f)	274	289
Series 2006-119, PO, 12/25/2036	19	17
Series 2006-118, Class A2, 3.82%, 12/25/2036 (f)	75	74
Series 2009-70, Class CO, PO, 1/25/2037	133	109
Series 2006-128, Class BP, 5.50%, 1/25/2037	10	10
Series 2007-14, Class ES, IF, IO, 2.71%, 3/25/2037 (f)	199	18
Series 2007-77, Class FG, 4.23%, 3/25/2037 (f)	21	20
Series 2007-16, Class FC, 4.48%, 3/25/2037 (f)	28	28
Series 2007-14, Class GZ, 5.50%, 3/25/2037	4	4
Series 2007-48, PO, 5/25/2037	26	23
Series 2007-60, Class AX, IF, IO, 3.42%, 7/25/2037 (f)	557	67
Series 2007-81, Class GE, 6.00%, 8/25/2037	70	73
Series 2007-88, Class VI, IF, IO, 2.81%, 9/25/2037 (f)	392	28
Series 2007-91, Class ES, IF, IO, 2.73%, 10/25/2037 (f)	298	27
Series 2007-116, Class HI, IO, 1.83%, 1/25/2038 (f)	150	10
Series 2008-1, Class BI, IF, IO, 2.18%, 2/25/2038 (f)	98	7
Series 2008-16, Class IS, IF, IO, 2.47%, 3/25/2038 (f)	44	3
Series 2008-10, Class XI, IF, IO, 2.50%, 3/25/2038 (f)	104	8
Series 2008-27, Class SN, IF, IO, 3.17%, 4/25/2038 (f)	52	5
Series 2008-44, PO, 5/25/2038	4	4
Series 2008-53, Class CI, IF, IO, 3.47%, 7/25/2038 (f)	52	5

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-80, Class SA, IF, IO, 2.12%, 9/25/2038 (f)	139	10
Series 2008-81, Class SB, IF, IO, 2.12%, 9/25/2038 (f)	189	12
Series 2009-6, Class GS, IF, IO, 2.82%, 2/25/2039 (f)	118	8
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	4	1
Series 2009-60, Class HT, 6.00%, 8/25/2039	124	129
Series 2009-99, Class SC, IF, IO, 2.45%, 12/25/2039 (f)	37	2
Series 2009-103, Class MB, 6.06%, 12/25/2039 (f)	60	60
Series 2009-112, Class ST, IF, IO, 2.52%, 1/25/2040 (f)	5	—
Series 2010-49, Class SC, IF, 5.21%, 3/25/2040 (f)	90	87
Series 2010-64, Class DM, 5.00%, 6/25/2040	27	27
Series 2010-80, Class HZ, 5.00%, 7/25/2040	210	211
Series 2010-71, Class HJ, 5.50%, 7/25/2040	74	75
Series 2010-147, Class SA, IF, IO, 2.80%, 1/25/2041 (f)	416	41
Series 2011-30, Class LS, IO, 1.87%, 4/25/2041 (f)	126	10
Series 2011-75, Class FA, 4.28%, 8/25/2041 (f)	20	20
Series 2011-118, Class MT, 7.00%, 11/25/2041	104	109
Series 2011-130, Class CA, 6.00%, 12/25/2041	306	319
Series 2012-83, Class AC, 3.00%, 8/25/2042	192	173
Series 2013-2, Class AD, 1.50%, 2/25/2043	118	108
Series 2013-6, Class PY, 2.00%, 2/25/2043	97	64
Series 2013-81, Class TA, 3.00%, 2/25/2043	238	236
Series 2017-49, Class LA, 3.00%, 6/25/2043	89	87
Series 2013-92, PO, 9/25/2043	367	281
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,563
Series 2013-101, Class DO, PO, 10/25/2043	654	475
Series 2013-104, Class CY, 5.00%, 10/25/2043	250	252
Series 2013-128, PO, 12/25/2043	670	517
Series 2018-3, Class LP, 3.00%, 2/25/2047	152	144
Series 2018-47, Class VC, 3.00%, 12/25/2047	320	316
Series 2019-25, Class PA, 3.00%, 5/25/2048	94	87
Series 2019-60, Class DA, 2.50%, 3/25/2049	205	182
Series 2020-46, Class KB, 1.25%, 6/25/2050	7,496	5,777
Series 2011-2, Class WA, 5.79%, 2/25/2051 (f)	59	61
Series 2021-95, Class GA, 1.88%, 3/25/2051	7,166	5,906
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 16.82%, 7/25/2037 (f)	4	5
Series 2003-W4, Class 2A, 4.96%, 10/25/2042 (f)	21	21
Series 2003-W1, Class 1A1, 4.67%, 12/25/2042 (f)	183	182
Series 2003-W1, Class 2A, 5.03%, 12/25/2042 (f)	83	82
Series 2003-W10, Class 1A4, 4.51%, 6/25/2043	8	8
Series 2009-W1, Class A, 6.00%, 12/25/2049	95	97
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.59%, 6/27/2036 (f)	136	138
Series 2007-54, Class FA, 4.13%, 6/25/2037 (f)	75	74
Series 2007-106, Class A7, 6.05%, 10/25/2037 (f)	39	39
Series 2003-18, Class X1, IO, 0.47%, 12/25/2042 (f)	580	4
FNMA, STRIPS
Series 318, Class 1, PO, 1/25/2032	3	3

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 329, Class 1, PO, 1/25/2033	10	9
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	16	2
Series 351, Class 7, IO, 5.00%, 4/25/2034 (f)	55	6
Series 355, Class 11, IO, 6.00%, 7/25/2034	52	6
Series 365, Class 8, IO, 5.50%, 5/25/2036	78	13
Series 374, Class 5, IO, 5.50%, 8/25/2036	40	6
Series 393, Class 6, IO, 5.50%, 4/25/2037	11	1
Series 383, Class 32, IO, 6.00%, 1/25/2038	20	4
Series 383, Class 33, IO, 6.00%, 1/25/2038	53	9
FNMA, Whole Loan Series 2004-W15, Class 1A1, 6.00%, 8/25/2044	5	5
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.03%, 6/19/2035 (f)	155	152
GNMA
Series 2001-35, Class SA, IF, IO, 4.51%, 8/16/2031 (f)	19	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	112	112
Series 2003-58, Class BE, 6.50%, 1/20/2033	162	161
Series 2003-46, Class MG, 6.50%, 5/20/2033	118	118
Series 2003-52, Class AP, PO, 6/16/2033	33	29
Series 2003-112, Class SA, IF, IO, 2.81%, 12/16/2033 (f)	136	1
Series 2004-16, Class GC, 5.50%, 2/20/2034	29	29
Series 2004-28, Class S, IF, 9.38%, 4/16/2034 (f)	48	52
Series 2004-90, Class SI, IF, IO, 2.38%, 10/20/2034 (f)	181	5
Series 2004-89, Class BS, IF, 5.71%, 10/20/2034 (f)	2	2
Series 2004-98, Class SB, IF, 10.94%, 11/20/2034 (f)	20	21
Series 2005-68, Class DP, IF, 7.42%, 6/17/2035 (f)	12	13
Series 2010-14, Class CO, PO, 8/20/2035	63	53
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (f)	289	22
Series 2005-74, Class HB, 7.50%, 9/16/2035	—	—
Series 2005-74, Class HC, 7.50%, 9/16/2035	3	3
Series 2005-68, Class KI, IF, IO, 2.58%, 9/20/2035 (f)	428	29
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	61	4
Series 2006-16, Class OP, PO, 3/20/2036	30	25
Series 2006-38, Class ZK, 6.50%, 8/20/2036	361	360
Series 2006-59, Class SD, IF, IO, 2.98%, 10/20/2036 (f)	115	6
Series 2011-22, Class WA, 5.75%, 2/20/2037 (f)	126	128
Series 2007-9, Class CI, IF, IO, 2.48%, 3/20/2037 (f)	11	1
Series 2007-17, Class JO, PO, 4/16/2037	30	24
Series 2007-17, Class JI, IF, IO, 3.07%, 4/16/2037 (f)	277	17
Series 2007-19, Class SD, IF, IO, 2.48%, 4/20/2037 (f)	146	1
Series 2007-28, Class BO, PO, 5/20/2037	30	24
Series 2007-26, Class SC, IF, IO, 2.48%, 5/20/2037 (f)	123	1
Series 2007-27, Class SA, IF, IO, 2.48%, 5/20/2037 (f)	126	1
Series 2007-36, Class SE, IF, IO, 2.73%, 6/16/2037 (f)	72	—
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,031	1,056
Series 2007-40, Class SB, IF, IO, 3.03%, 7/20/2037 (f)	272	5
Series 2007-42, Class SB, IF, IO, 3.03%, 7/20/2037 (f)	162	3
Series 2007-53, Class SW, IF, 9.05%, 9/20/2037 (f)	14	15
Series 2009-79, Class OK, PO, 11/16/2037	43	36
Series 2007-67, Class EI, IF, IO, 0.02%, 11/20/2037 (f)	464	—

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-67, Class GI, IF, IO, 0.02%, 11/20/2037 (f)	1,391	—
Series 2007-73, Class MI, IF, IO, 2.28%, 11/20/2037 (f)	91	—
Series 2007-76, Class SA, IF, IO, 2.81%, 11/20/2037 (f)	181	1
Series 2007-72, Class US, IF, IO, 2.83%, 11/20/2037 (f)	87	1
Series 2007-79, Class SY, IF, IO, 2.83%, 12/20/2037 (f)	79	—
Series 2008-2, Class NS, IF, IO, 2.80%, 1/16/2038 (f)	186	8
Series 2008-2, Class MS, IF, IO, 3.42%, 1/16/2038 (f)	56	3
Series 2008-10, Class S, IF, IO, 2.11%, 2/20/2038 (f)	98	—
Series 2009-106, Class ST, IF, IO, 2.28%, 2/20/2038 (f)	21	—
Series 2008-36, Class SH, IF, IO, 2.58%, 4/20/2038 (f)	137	1
Series 2008-36, Class ZA, 4.25%, 4/20/2038	237	232
Series 2008-40, Class SA, IF, IO, 2.66%, 5/16/2038 (f)	574	22
Series 2008-38, Class PL, 5.50%, 5/20/2038	41	41
Series 2008-55, Class SA, IF, IO, 2.48%, 6/20/2038 (f)	77	—
Series 2008-71, Class SC, IF, IO, 2.28%, 8/20/2038 (f)	34	—
Series 2008-65, Class PG, 6.00%, 8/20/2038	20	20
Series 2009-25, Class SE, IF, IO, 3.88%, 9/20/2038 (f)	68	1
Series 2008-93, Class AS, IF, IO, 1.98%, 12/20/2038 (f)	100	4
Series 2009-6, Class SA, IF, IO, 2.36%, 2/16/2039 (f)	97	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	206	2
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	94	4
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	88	4
Series 2009-22, Class SA, IF, IO, 2.55%, 4/20/2039 (f)	155	10
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	44	2
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	47	3
Series 2009-43, Class SA, IF, IO, 2.23%, 6/20/2039 (f)	88	3
Series 2009-72, Class SM, IF, IO, 2.51%, 8/16/2039 (f)	174	11
Series 2010-31, Class NO, PO, 3/20/2040	320	276
Series 2013-75, Class WA, 5.06%, 6/20/2040 (f)	382	387
Series 2010-130, Class CP, 7.00%, 10/16/2040	47	49
Series 2010-157, Class OP, PO, 12/20/2040	350	301
Series 2011-75, Class SM, IF, IO, 2.88%, 5/20/2041 (f)	224	13
Series 2014-188, Class W, 4.54%, 10/20/2041 (f)	172	172
Series 2012-141, Class WC, 3.74%, 1/20/2042 (f)	122	115
Series 2012-96, Class QJ, 2.00%, 8/20/2042	113	80
Series 2013-54, Class WA, 4.89%, 11/20/2042 (f)	727	736
Series 2013-91, Class WA, 4.40%, 4/20/2043 (f)	397	379
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,220
Series 2018-160, Class PA, 3.50%, 7/20/2046	406	402
Series 2024-110, Class JC, 3.00%, 9/20/2047	11,860	11,280
Series 2018-5, Class AB, 3.00%, 1/20/2048	90	81
Series 2025-6, Class A, 3.50%, 11/20/2050	5,203	4,895
Series 2022-9, Class P, 2.00%, 9/20/2051	4,803	4,226
Series 2022-154, Class JZ, 4.50%, 9/20/2052	1,474	1,300
Series 2023-115, Class TS, IF, 7.91%, 6/20/2053 (f)	3,405	3,384
Series 2012-H24, Class FG, 4.21%, 4/20/2060 (f)	1	1
Series 2013-H03, Class FA, 4.08%, 8/20/2060 (f)	—	—
Series 2012-H21, Class CF, 4.48%, 5/20/2061 (f)	—	—

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H05, Class FB, 4.16%, 2/20/2062 (f)	10	10
Series 2012-H15, Class FA, 4.23%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 4.33%, 7/20/2062 (f)	3	3
Series 2012-H28, Class FA, 4.36%, 9/20/2062 (f)	1	1
Series 2012-H29, Class FA, 4.29%, 10/20/2062 (f)	31	31
Series 2012-H31, Class FD, 4.12%, 12/20/2062 (f)	111	111
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	2
Series 2013-H08, Class FC, 4.23%, 2/20/2063 (f)	102	102
Series 2013-H07, Class HA, 4.19%, 3/20/2063 (f)	85	85
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	10
Series 2013-H18, Class JA, 4.38%, 8/20/2063 (f)	118	119
Series 2014-H01, Class FD, 4.43%, 1/20/2064 (f)	44	44
Series 2014-H09, Class TA, 4.38%, 4/20/2064 (f)	54	54
Series 2024-57, Class PT, 4.50%, 4/20/2064	3,348	3,214
Series 2015-H15, Class FD, 4.22%, 6/20/2065 (f)	183	183
Series 2015-H15, Class FJ, 4.22%, 6/20/2065 (f)	336	336
Series 2015-H16, Class FG, 4.22%, 7/20/2065 (f)	314	313
Series 2015-H23, Class FB, 4.30%, 9/20/2065 (f)	271	271
Series 2015-H32, Class FH, 4.44%, 12/20/2065 (f)	204	204
Series 2017-H08, Class XI, IO, 2.20%, 3/20/2067 (f)	1,490	63
Series 2017-H14, Class FV, 4.28%, 6/20/2067 (f)	13	13
Series 2021-H14, Class CF, 5.03%, 9/20/2071 (f)	4,358	4,470
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (f)	171	169
Series 2005-RP3, Class 1AS, IO, 0.43%, 9/25/2035 (b) (f)	294	2
Series 2005-RP3, Class 1AF, 4.05%, 9/25/2035 (b) (f)	389	337
Series 2006-RP2, Class 1AS2, IF, IO, 0.40%, 4/25/2036 (b) (f)	1,086	58
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	61	62
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	23	23
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	49	50
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	200	200
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	617	234
Impac CMB Trust Series 2005-4, Class 2A1, 4.30%, 5/25/2035 (f)	47	46
Impac Secured Assets CMN Owner Trust Series 2003-3, Class A1, 5.20%, 8/25/2033 (f)	5	5
Impac Secured Assets Trust Series 2006-1, Class 2A1, 4.40%, 5/25/2036 (f)	40	38
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.31%, 11/25/2033 (f)	46	46
Series 2006-A3, Class 6A1, 4.84%, 8/25/2034 (f)	13	13
Series 2006-A2, Class 4A1, 6.25%, 8/25/2034 (f)	66	68
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.72%, 4/25/2036 (f)	156	97
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	414	95
LHOME Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (f)	3,045	3,060
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.02%, 4/21/2034 (f)	39	39

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-4, Class 2A1, 5.92%, 5/25/2034 (f)	21	21
Series 2004-13, Class 3A7, 5.46%, 11/21/2034 (f)	96	96
Series 2004-15, Class 3A1, 6.76%, 12/25/2034 (f)	30	30
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	30	10
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	23	24
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	95	90
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	61	62
Series 2004-6, Class 30, PO, 7/25/2034	75	61
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	110	108
Series 2004-7, Class 30, PO, 8/25/2034	33	23
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	1	—
Series 2004-1, Class 30, PO, 2/25/2034	5	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.05%, 5/25/2035 (b) (f)	986	455
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	33	21
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 4.32%, 10/25/2028 (f)	10	10
Series 2003-F, Class A1, 4.34%, 10/25/2028 (f)	32	32
Series 2004-A, Class A1, 4.16%, 4/25/2029 (f)	30	28
Series 2004-B, Class A3, 4.94%, 5/25/2029 (f)	3	2
Series 2004-1, Class 2A1, 4.92%, 12/25/2034 (f)	48	46
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	105	91
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (g)	3,721	3,725
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (g)	3,545	3,561
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	32	32
Series 2003-A1, Class A1, 5.50%, 5/25/2033	5	5
Series 2003-A1, Class A2, 6.00%, 5/25/2033	13	13
P4 SFR Series 2019-STL A, 0.00%, 10/11/2026 ‡	2,003	1,985
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (f)	3,311	3,143
RALI Trust Series 2004-QA6, Class NB2, 4.32%, 12/26/2034 (f)	156	151
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	5,476	4,690
Series 2025-2, Class MTU, 3.25%, 6/25/2065	4,808	4,060
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	9,658	8,927
Series 2025-2, Class A1, 3.00%, 10/25/2035	10,498	9,732
Sequoia Mortgage Trust Series 10, Class 1A, 4.52%, 10/20/2027 (f)	1	1
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 4.39%, 10/19/2034 (f)	65	64
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.34%, 9/25/2043 (f)	36	36
Series 2004-4, Class 3A, 5.27%, 12/25/2044 (f)	77	77
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (b) (g)	2,000	2,005
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	4,823	4,310

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	6	6
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	18	18
Series 1998-1, Class 2E, 7.00%, 3/15/2028	50	51
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	131	131
Series 2003-2, Class Z, 5.00%, 5/15/2033	892	891
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	187	184
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1, 5.97%, 6/25/2033 (f)	4	3
Series 2003-AR8, Class A, 5.18%, 8/25/2033 (f)	14	13
Series 2003-AR9, Class 1A6, 5.28%, 9/25/2033 (f)	244	242
Series 2003-AR9, Class 2A, 5.68%, 9/25/2033 (f)	15	15
Series 2003-S9, Class P, PO, 10/25/2033	6	5
Series 2003-S9, Class A8, 5.25%, 10/25/2033	130	129
Series 2003-AR10, Class A7, 5.66%, 10/25/2033 (f)	5	5
Series 2004-AR3, Class A1, 4.90%, 6/25/2034 (f)	23	22
Series 2004-AR3, Class A2, 4.90%, 6/25/2034 (f)	20	19
Series 2006-AR10, Class 2P, 4.06%, 9/25/2036 (f)	36	33
Series 2006-AR12, Class 2P, 3.78%, 10/25/2036 (f)	30	27
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 1.30%, 4/25/2035 (f)	294	12
Series 2005-2, Class 1A4, IF, IO, 1.35%, 4/25/2035 (f)	1,433	57
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	445	67
Series 2005-4, Class CB7, 5.50%, 6/25/2035	422	391
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	393	58
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	78	67
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	498	432
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	58	53
Total Collateralized Mortgage Obligations (Cost $227,985)		224,572
Commercial Mortgage-Backed Securities — 2.6%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (f)	1,300	906
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class B, 4.85%, 11/10/2042 (b) (f)	3,395	3,314
Series 2025-GATE2, Class C, 5.14%, 11/10/2042 (b) (f)	1,470	1,438
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KS06, Class A2, 2.72%, 7/25/2026	33	33
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,447
Series K070, Class A2, 3.30%, 11/25/2027 (f)	1,748	1,726
Series K070, Class AM, 3.36%, 12/25/2027	153	151
Series K117, Class A2, 1.41%, 8/25/2030	500	444
Series K754, Class AM, 4.94%, 11/25/2030 (f)	1,740	1,771
Series K142, Class A2, 2.40%, 3/25/2032	555	497
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,854
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	1,005	960
Series K138, Class AM, 1.89%, 1/25/2055	1,850	1,609
FNMA ACES
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (f)	623	617

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	3,855	3,828
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	2,410	2,386
Series 2018-M8, Class A2, 3.31%, 6/25/2028 (f)	2,027	1,994
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (f)	3,056	3,006
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (f)	198	195
Series 2017-M5, Class A2, 3.02%, 4/25/2029 (f)	1,483	1,437
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,041	1,012
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (f)	17,118	482
Series 2026-M10, Class A1, 1.85%, 6/25/2031 (f)	2,884	2,662
Series 2026-M9, Class A1, 1.57%, 10/25/2031 (f)	888	799
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (f)	5,675	5,003
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (f)	6,802	6,141
Series 2022-M2S, Class A2, 3.76%, 8/25/2032 (f)	4,142	3,982
Series 2026-M9, Class A, 1.57%, 1/25/2033 (f)	892	789
Series 2026-M9, Class A2, 1.57%, 1/25/2033 (f)	4,168	3,512
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (f)	3,290	3,281
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (f)	2,317	129
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	22,718	3
Series 2026-M10, Class A2, 1.85%, 7/25/2035 (f)	16,461	13,940
Series 2026-M10, Class PS, 1.85%, 7/25/2035 (f)	3,373	2,940
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 6.26%, 1/25/2029 (b) (f)	1,230	1,222
Series 2019-K101, Class B, 3.53%, 10/25/2052 (b) (f)	175	166
Series 2019-K100, Class B, 3.50%, 11/25/2052 (b) (f)	175	167
Series 2020-K737, Class B, 3.33%, 1/25/2053 (b) (f)	550	546
Series 2019-K96, Class C, 3.81%, 8/25/2056 (b) (f)	7,251	6,914
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	932
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,845
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	1,972
PRM7 Trust Series 2025-PRM7, Class C, 4.94%, 11/10/2042 (b) (f)	2,220	2,162
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	1,885	1,912
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (b)	5,000	5,136
RWC Commercial Mortgage Trust Series 2025-1, Class A, 5.01%, 6/27/2040 (b)	6,895	6,831
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	4,355	3,882
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.22%, 3/15/2045 (b) (f)	365	333
WHARF Commercial Mortgage Trust Series 2025-DC, Class B, 5.54%, 7/15/2040 (b) (f)	8,000	8,081
Total Commercial Mortgage-Backed Securities (Cost $122,103)		119,389
Foreign Government Securities — 0.7%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	5,966	5,996
Kingdom of Saudi Arabia 3.45%, 2/2/2061 (b)	550	351
Republic of Chile 2.55%, 1/27/2032	497	442
Republic of Panama 5.23%, 2/23/2034	1,830	1,815
Republic of Peru 5.63%, 11/18/2050	88	85
Republic of Poland 5.50%, 3/18/2054	921	853

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Mexican States
6.00%, 5/13/2030	1,061	1,094
2.66%, 5/24/2031	1,075	953
5.85%, 7/2/2032	2,316	2,342
5.38%, 3/22/2033	6,819	6,675
5.63%, 2/9/2034	1,194	1,174
3.50%, 2/12/2034	1,252	1,067
5.63%, 9/22/2035	1,940	1,882
6.88%, 5/13/2037	1,578	1,652
6.63%, 1/29/2038	1,445	1,476
5.55%, 1/21/2045	33	30
4.60%, 1/23/2046	3,588	2,776
6.34%, 5/4/2053	310	290
3.77%, 5/24/2061	772	464
Total Foreign Government Securities (Cost $33,008)		31,417
Municipal Bonds — 0.2% (h)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	355	380
State of California, Various Purpose, GO, 7.30%, 10/1/2039	350	400
Total California		780
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	16	16
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,875	1,960
Series 165, Rev., 5.65%, 11/1/2040	440	460
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,704
Total New York		4,140
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,255	1,445
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,272
Ohio University, General Receipts, Federally Taxable Series 2014, Rev., 5.59%, 12/1/2114	200	181
Total Ohio		2,898
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	523
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	542	552
Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,160
Total Texas		1,712
Total Municipal Bonds (Cost $10,588)		10,053
U.S. Government Agency Securities — 0.2%
FHLB 5.50%, 7/15/2036	30	32

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
Tennessee Valley Authority
5.88%, 4/1/2036	6,909	7,615
4.63%, 9/15/2060	365	320
4.25%, 9/15/2065	51	41
Tennessee Valley Authority STRIPS DN, 6.19%, 6/15/2035 (a)	800	521
Total U.S. Government Agency Securities (Cost $9,280)		8,529
Loan Assignments — 0.0% (c) (i) ^
Consumer Finance — 0.0% ^
OneSky Loan Trust, 1st Lien Term Loan A, 3.88%, 1/15/2031 (Cost $1,752)	1,741	1,671
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (j) (k) (Cost $62,462)	62,453	62,466
Total Investments — 100.4% (Cost $4,782,697)		4,673,481
Liabilities in Excess of Other Assets — (0.4)%		(18,622)
NET ASSETS — 100.0%		4,654,859

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2026.
CME	Chicago Mercantile Exchange
DN	Discount Notes
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2026.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2026 is $533 or 0.01% of the Fund’s net assets as of May 31, 2026.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	882	09/21/2026	USD	99,142	1,645
U.S. Treasury Ultra Bond	571	09/21/2026	USD	65,451	1,451
U.S. Treasury 2 Year Note	1,680	09/30/2026	USD	347,130	717
U.S. Treasury 5 Year Note	525	09/30/2026	USD	56,319	353
					4,166
Short Contracts
U.S. Treasury 10 Year Note	(749)	09/21/2026	USD	(82,308)	(768)
U.S. Treasury 10 Year Ultra Note	(1,765)	09/21/2026	USD	(198,039)	(2,606)
					(3,374)
					792

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$449,305	$79,481	$528,786
Collateralized Mortgage Obligations	—	201,500	23,072	224,572
Commercial Mortgage-Backed Securities	—	119,389	—	119,389
Corporate Bonds
Aerospace & Defense	—	24,729	—	24,729
Air Freight & Logistics	—	105	—	105
Automobiles	—	2,411	—	2,411
Banks	—	340,482	—	340,482
Beverages	—	5,254	—	5,254
Biotechnology	—	25,258	—	25,258
Broadline Retail	—	5,623	—	5,623
Building Products	—	1,331	—	1,331
Capital Markets	—	103,375	—	103,375
Chemicals	—	8,788	—	8,788
Commercial Services & Supplies	—	6,132	—	6,132
Communications Equipment	—	1,631	—	1,631
Construction & Engineering	—	4,029	—	4,029
Construction Materials	—	909	—	909
Consumer Finance	—	48,993	—	48,993
Consumer Staples Distribution & Retail	—	1,999	—	1,999
Containers & Packaging	—	3,456	—	3,456
Diversified	—	—	4,148	4,148
Diversified Consumer Services	—	1,088	—	1,088
Diversified REITs	—	5,840	—	5,840
Diversified Telecommunication Services	—	19,171	—	19,171
Electric Utilities	—	105,523	—	105,523
Electrical Equipment	—	2,966	—	2,966
Electronic Equipment, Instruments & Components	—	3,180	—	3,180
Energy Equipment & Services	—	2,823	—	2,823
Financial Services	—	16,119	37,420	53,539
Food Products	—	22,838	—	22,838
Gas Utilities	—	2,969	—	2,969
Ground Transportation	—	3,225	—	3,225
Health Care Equipment & Supplies	—	3,643	—	3,643
Health Care Providers & Services	—	36,514	8,018	44,532
Health Care REITs	—	3,689	—	3,689
Hotels, Restaurants & Leisure	—	2,092	—	2,092
Independent Power and Renewable Electricity Producers	—	4,957	—	4,957
Industrial REITs	—	1,520	—	1,520
Insurance	—	17,417	—	17,417
Interactive Media & Services	—	19,724	—	19,724
IT Services	—	2,648	—	2,648
Life Sciences Tools & Services	—	2,454	—	2,454
Machinery	—	526	—	526
Media	—	8,429	—	8,429

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Metals & Mining	$—	$9,532	$—	$9,532
Mortgage Real Estate Investment Trusts (REITs)	—	—	3,000	3,000
Multi-Utilities	—	11,769	—	11,769
Office REITs	—	314	—	314
Oil, Gas & Consumable Fuels	—	56,598	—	56,598
Passenger Airlines	—	741	—	741
Pharmaceuticals	—	10,356	—	10,356
Residential REITs	—	4,886	—	4,886
Retail REITs	—	2,845	—	2,845
Semiconductors & Semiconductor Equipment	—	25,012	—	25,012
Software	—	19,745	—	19,745
Specialized REITs	—	7,002	—	7,002
Specialty Retail	—	2,142	—	2,142
Technology Hardware, Storage & Peripherals	—	6,859	—	6,859
Tobacco	—	3,378	—	3,378
Trading Companies & Distributors	—	3,590	—	3,590
Water Utilities	—	771	—	771
Wireless Telecommunication Services	—	4,859	—	4,859
Total Corporate Bonds	—	1,044,259	52,586	1,096,845
Foreign Government Securities	—	31,417	—	31,417
Loan Assignments	—	1,671	—	1,671
Mortgage-Backed Securities	—	891,761	—	891,761
Municipal Bonds	—	10,053	—	10,053
U.S. Government Agency Securities	—	8,529	—	8,529
U.S. Treasury Obligations	—	1,697,992	—	1,697,992
Short-Term Investments
Investment Companies	62,466	—	—	62,466
Total Investments in Securities	$62,466	$4,455,876	$155,139	$4,673,481
Appreciation in Other Financial Instruments
Futures Contracts	$4,166	$—	$—	$4,166
Depreciation in Other Financial Instruments
Futures Contracts	$(3,374)	$—	$—	$(3,374)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$792	$—	$—	$792

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$71,152	$118	$(614)	$6	$23,098	$(4,499)	$—	$(5,490)	$(4,290)	$79,481
Collateralized Mortgage Obligations	19,283	—	(63)	5	2,709	(762)	—	(4,373)	6,273	23,072
Commercial Mortgage-Backed Securities	1,983	—	—	—	—	—	—	—	(1,983)	—
Corporate Bonds	37,196	— (b)	(65)	(12)	17,663	(2,196)	—	—	—	52,586
Total	$129,614	$118	$(742)	$(1)	$43,470	$(7,457)	$—	$(9,863)	$—	$155,139

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities, Commercial Mortgage-Backed Securities, and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(651).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$45,825	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.18% - 13.00% (8.95%)

Corporate Bonds	45,825
	15,019	Discounted Cash Flow	Constant Default Rate	0.00% - 40.42% (3.41%)
			Yield (Discount Rate of Cash Flows)	5.31% - 17.04% (7.24%)

Asset-Backed Securities	15,019
Total	$60,844

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $94,295. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (a) (b)	$81,659	$287,384	$306,561	$(15)	$(1)	$62,466	62,453	$712	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.